United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,
Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Theresa D. Becks
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

 (name and address for agent for service)

Registrant’s telephone number including area code: (410) 413-2600

Date of fiscal year end:  December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments (Unaudited)

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Advance Auto Parts Inc.	16,217	$637,004	0.37%
Ameristar Casinos Inc.	14,662	$231,366	0.14%
Autoliv Inc.	2,744	$92,198	0.05%
Autonation Inc. *	974	$17,610	0.01%
Autozone Inc. *	707	$103,378	0.06%
Bally Tech Inc. *	803	$30,811	0.02%
Borgwarner Inc.	3,439	$104,064	0.06%
CEC Entertainment Inc. *	14,537	$375,927	0.22%
Chicos Fas Inc. *	2,122	$27,586	0.02%
Corinthian Colleges Inc. *	405	$7,517	0.00%
Family Dollar Stores Inc.	10,296	$271,814	0.16%
Foot Locker Inc.	8,792	$105,064	0.06%
Fossil Inc. *	1,091	$31,039	0.02%
Freds Inc. Cl A	13,969	$177,825	0.10%
Garmin Ltd Co.	1,892	$71,404	0.04%
Gentex Corp.	21,575	$305,286	0.18%
Iconix Brand Group Inc. *	9,254	$115,397	0.07%
International Game Technology Co.	1,061	$22,790	0.01%
Jo-Ann Stores Inc. *	909	$24,388	0.01%
John Wiley & Sons Inc Cl A	504	$17,529	0.01%
Johnson Controls Inc.	1,465	$37,445	0.02%
Lowe's Cos Inc.	7,394	$154,830	0.09%
McGraw-Hill Cos Inc.	5,615	$141,161	0.08%
O Reilly Automotive Inc. *	7,042	$254,498	0.15%
Papa Johns International Inc. *	3,375	$82,924	0.05%
Penn National Gaming Inc.	11,561	$319,777	0.19%
Penske Automotive Group Inc.	3,870	$74,227	0.04%
Polaris Industries Inc.	1,565	$63,821	0.04%
Pool Corp.	10,933	$242,931	0.14%
Rent-A-Center Inc. *	9,670	$182,570	0.11%
Scholastic Corp.	3,378	$82,221	0.05%
Scientific Games Corp. *	5,931	$93,888	0.05%
Texas Roadhouse Inc. *	1,318	$13,997	0.01%
Timberland Co. *	669	$9,312	0.01%
Toll Brothers Inc. *	9,196	$179,690	0.11%
TRW Automotive Holdings Corp. *	2,227	$37,302	0.02%
Yum! Brands Inc.	13,621	$459,845	0.27%
Total Consumer Discretionary		$5,200,436	3.04%

See Accompanying Notes to Financial Statements.

III-1

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Consumer Staples
Bunge Ltd Co.	7,757	$485,666	0.28%
Church & Dwight Co.	13,418	$761,337	0.45%
Dean Foods Co. *	10,558	$187,827	0.11%
Hormel Foods Corp.	19,755	$701,698	0.41%
Kraft Foods Inc.	30,825	$809,773	0.47%
Ralcorp Holdings Inc. *	5,241	$306,441	0.18%
Sanderson Farms Inc.	1,802	$67,827	0.04%
Sara Lee Corp.	1,026	$11,430	0.01%
Sysco Corp.	52,247	$1,298,338	0.76%
The Hershey Co.	17,307	$672,550	0.39%
Wal-Mart Stores Inc.	8,150	$400,084	0.24%
Total Consumer Staples		$5,702,971	3.34%

Energy
Alpha Natural Resources Inc. *	1,544	$54,194	0.03%
Baker Hughes Inc.	1,729	$73,759	0.04%
Barrett Bill Corp. *	1,162	$38,102	0.02%
Berry Pete Co.	5,096	$136,471	0.08%
Bristow Group Inc. *	6,700	$198,923	0.12%
Cabot Oil & Gas Corp.	5,760	$205,920	0.12%
Denbury Resources Inc. *	11,132	$168,427	0.10%
El Paso Corp.	8,469	$87,400	0.05%
Encore Acquisition Co. *	2,576	$96,342	0.06%
Global Industries Ltd. *	6,587	$62,577	0.04%
Halliburton Co.	8,675	$235,266	0.14%
Helmerich & Payne Inc.	2,132	$84,278	0.05%
Murphy Oil Corp.	16,206	$932,979	0.53%
Oil States International Inc. *	688	$24,169	0.01%
Penn Virginia Corp.	6,366	$145,845	0.09%
Petrohawk Energy Corp. *	2,832	$68,563	0.04%
Plains Exploration & Production Co. *	1,498	$41,435	0.02%
Pride International Inc. *	6,467	$196,855	0.12%
Quicksilver Resources Inc. *	7,086	$100,550	0.06%
Southwestern Energy Co. *	1,117	$47,674	0.03%
St Mary Land & Exploration Co.	3,286	$106,664	0.06%
W&T Offshore Inc.	5,255	$61,536	0.04%
Williams Clayton Energy Inc. *	1,128	$33,975	0.02%
Total Energy		$3,201,904	1.87%

Financials
Affiliated Managers Group Inc. *	520	$33,805	0.02%
Allstate Corp.	4,144	$126,889	0.07%
Americredit Corp. *	7,256	$114,572	0.07%
Arrow Financial Corp.	1,864	$50,869	0.03%
Associated Banc Corp.	4,596	$52,486	0.03%
Astoria Financial Corp.	2,830	$31,243	0.02%
Bank Mutual Corp.	5,813	$51,387	0.03%
Bank Of America Corp.	10,207	$172,702	0.10%

See Accompanying Notes to Financial Statements.

III-2

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Bank Of The Ozarks Inc.	2,112	$56,031	0.03%
Bankfinancial Corp.	1,786	$17,146	0.01%
Berkshire Hills Bancorp Inc.	2,239	$49,124	0.03%
Blackrock Inc.	505	$109,494	0.06%
BOK Financial Corp.	501	$23,206	0.01%
Brookline Bancorp Inc.	5,212	$50,661	0.03%
Brown & Brown Inc.	9,441	$180,890	0.11%
Capital One Financial Corp.	2,779	$99,294	0.06%
Capitol Fed Financial Co.	1,591	$52,376	0.03%
City Holding Co.	915	$27,276	0.02%
Community Bank System Inc.	2,910	$53,166	0.03%
Community Trust Bancorp Inc.	1,620	$42,395	0.02%
Danvers Bancorp	3,992	$54,251	0.03%
Delphi Financial Group Inc. Cl A	9,632	$217,972	0.13%
Federated Investors Inc.	6,059	$159,776	0.09%
First Busey Corp.	2,907	$13,663	0.01%
First Cash Financial Services Co. *	11,736	$201,038	0.12%
First Comonwealth Financial Corp.	1,923	$10,923	0.01%
First Financial Bankshares Inc.	1,014	$50,152	0.03%
First Financial Holdings Inc.	3,259	$52,046	0.03%
First Merchants Corp.	4,352	$30,333	0.02%
Firstmerit Corp.	2,786	$53,018	0.03%
GFI Group Inc.	8,830	$63,841	0.04%
Iberiabank Corp.	3,739	$170,349	0.10%
Janus Capital Group Inc.	5,515	$78,203	0.05%
JP Morgan Chase & Co.	2,880	$126,202	0.07%
Keycorp Co.	2,325	$15,113	0.01%
Lakeland Financial Corp.	637	$13,154	0.01%
Legg Mason Inc.	2,627	$81,516	0.05%
Lincoln National Corp.	3,155	$81,746	0.05%
Loews Corp.	3,066	$105,011	0.06%
Max Capital Group Ltd	3,624	$77,445	0.05%
MB Financial Inc	1,533	$32,147	0.02%
Moodys Corp.	5,226	$106,924	0.06%
NBT Bancorp Inc.	2,206	$49,723	0.03%
New Westfield Financial Co.	5,880	$49,804	0.03%
NewAlliance Bancshares Inc.	88,390	$945,773	0.55%
Northern Trust Corp.	14,821	$861,989	0.50%
Northwest Bancorp Inc.	2,514	$57,420	0.03%
Oceanfirst Financial Corp.	1,410	$16,356	0.01%
Ocwen Financial Corp. *	3,941	$44,612	0.03%
Old Republic International Corp.	11,392	$138,755	0.08%
Optionsxpress Holdings Inc.	290	$5,011	0.00%
Pacwest Bancorp Co.	12,170	$231,839	0.14%
Park Nationall Corp.	358	$20,886	0.01%
Peoples United Financial Inc.	3,262	$50,757	0.03%
PHH Corp. *	7,243	$143,701	0.08%
Piper Jaffray Co. *	1,357	$64,756	0.04%
Proassurance Corp. *	1,131	$59,027	0.03%

See Accompanying Notes to Financial Statements.

III-3

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Prosperity Bancshares Inc.	927	$32,250	0.02%
Provident Financial Services Co.	19,025	$195,767	0.11%
Provident New York Bancorp Co.	5,487	$52,401	0.03%
Republic Bancorp Inc	2,394	$47,784	0.03%
Roma Financial Corp.	2,557	$31,784	0.02%
Signature Bank *	1,521	$44,109	0.03%
Southside Bancshares Inc.	1,925	$43,351	0.03%
Southwest Bancorp Inc.	1,122	$15,753	0.01%
State Street Corp.	1,365	$71,799	0.04%
Sterling Bancshares Inc.	15,419	$112,713	0.07%
Stifel Financial Corp. *	912	$50,069	0.03%
Susquehanna Bancshares Inc.	742	$4,370	0.00%
T Rowe Price Group Inc.	7,839	$358,242	0.21%
TD Ameritrade Holding Corp. *	4,956	$97,286	0.06%
TFS Financial Group	4,596	$54,692	0.03%
Tompkins Trustco Inc.	1,083	$47,327	0.03%
Tower Group Inc.	1,683	$41,048	0.02%
Trico Bancshares Co.	928	$15,219	0.01%
Trustco Bank Corp.	2,062	$12,888	0.01%
Trustmark Corp.	2,665	$50,768	0.03%
UMB Financial Corp.	1,267	$51,237	0.03%
Umpqua Holdings Corp.	2,514	$26,648	0.02%
United Financial Bancorp Inc.	4,131	$47,837	0.03%
Univest Corp.	1,061	$22,992	0.01%
Unum Group Co.	6,568	$140,818	0.08%
Waddell & Reed Financial Inc. Cl A	1,682	$47,853	0.03%
Webster Financial Corp	559	$6,971	0.00%
Wells Fargo Company	7,276	$205,038	0.10%
Whitney Holding Corp.	2,989	$28,515	0.02%
WSFS Financial Corp.	1,712	$45,608	0.03%
XL Capital Ltd	7,817	$136,485	0.08%
Total Financials		$8,069,866	4.72%

Health Care
Abaxis Inc. *	2,216	$59,278	0.03%
Aetna Inc.	3,020	$84,047	0.05%
Alexion Pharmaceuticals Inc. *	1,112	$49,528	0.03%
Align Technology Inc. *	809	$11,504	0.01%
Alkermes Inc. *	7,405	$68,052	0.04%
America Services Group Inc.	1,807	$29,888	0.02%
American Medical Systems Holding *	4,541	$76,834	0.04%
AMN Healthcare Services Inc. *	3,436	$32,676	0.02%
Amsurg Corp. *	3,084	$65,473	0.04%
Atrion Corp.	451	$65,124	0.04%
Beckman Coulter Inc.	808	$55,704	0.03%
Boston Scientific Corp. *	56,375	$597,011	0.35%
Brookdale Senior Living Inc.	1,200	$21,756	0.01%
Chemed Corp.	1,407	$61,753	0.04%

See Accompanying Notes to Financial Statements.

III-4

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Cigna Corp.	6,312	$177,304	0.10%
Cooper Cos Inc.	600	$17,838	0.01%
Coventry Health Care Inc. *	17,080	$340,917	0.20%
Eli Lilly & Co.	1,204	$39,768	0.02%
Emergency Medical Services Corp. Cl A *	1,655	$76,958	0.05%
Gilead Sciences Inc. *	4,548	$211,482	0.12%
Healthsouth Corp. *	19,058	$298,067	0.17%
Healthways Inc. *	1,104	$16,913	0.01%
HMS Holdings Corp. *	552	$21,103	0.01%
I-Flow Corp. *	3,762	$42,849	0.03%
ICU Medical Inc. *	1,259	$46,407	0.03%
Immucor Inc. *	1,870	$33,099	0.02%
Insulet Corp. *	2,454	$27,558	0.02%
Invacare Corp.	1,515	$33,754	0.02%
Inventiv Health Inc. *	4,475	$74,867	0.04%
Inverness Medical Innovations Inc. *	1,403	$54,338	0.03%
Isis Pharmaceuticals Inc. *	47,439	$691,186	0.40%
Kensey Nash Corp. *	2,812	$81,407	0.05%
Kinetic Concepts Inc. *	2,158	$79,803	0.05%
Laboratory Corp of America Holdings *	6,865	$451,031	0.26%
Martek Biosciences Corp. *	4,367	$98,651	0.06%
Molina Healthcare Inc. *	2,321	$48,021	0.03%
Odyssey Healthcare Inc. *	5,973	$74,663	0.04%
Omnicare Inc.	12,072	$271,861	0.16%
Orthofix International Co. *	2,256	$66,304	0.04%
Osi Pharmaceuticals Inc. *	2,224	$78,507	0.05%
Owens & Minor Inc.	1,657	$74,979	0.04%
Pharmerica Corp. *	3,967	$73,667	0.04%
Providence Service Corp. *	1,506	$17,560	0.01%
PSS World Medical Inc. *	3,562	$77,758	0.05%
Psychiatric Solutions Inc. *	6,461	$172,896	0.10%
Quest Diagnostics Inc.	4,746	$247,694	0.14%
Quidel Corp. *	3,315	$53,802	0.03%
Regeneron Pharmaceuticals Inc. *	56,771	$1,095,680	0.64%
Rehabcare Group Inc. *	1,349	$29,260	0.02%
Res-Care Inc. *	5,235	$74,389	0.04%
Schein Henry Inc. *	1,358	$74,568	0.04%
Sonosite Inc. *	2,274	$60,170	0.04%
Steris Corp.	2,475	$75,364	0.04%
Synovis Life Technologies Inc. *	1,999	$27,586	0.02%
Techne Corp.	50	$3,128	0.00%
Thermo Fisher Corp. *	16,449	$718,328	0.42%
Thoratec Corp. *	2,316	$70,105	0.04%
UnitedHealth Group Inc.	1,802	$45,122	0.03%
US Physical Therapy Inc. *	1,112	$16,758	0.01%
VCA Antech Inc. *	1,902	$51,145	0.03%
Wellpoint Inc. *	16,583	$785,371	0.47%
Total Health Care		$8,578,614	5.02%

See Accompanying Notes to Financial Statements.

III-5

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Industrials
ABM Industries Inc.	3,879	$81,614	0.05%
Agco Corp. *	8,672	$239,607	0.14%
Airtran Holdings Inc. *	5,255	$32,844	0.02%
Alaska Air Group Inc. *	1,835	$49,160	0.03%
Ameron International Corp.	1,515	$106,020	0.06%
Applied Industrial Technologies Inc.	3,285	$69,511	0.04%
Astec Industries Inc. *	3,438	$87,566	0.05%
Baldor Electric Co.	4,447	$121,581	0.07%
Beacon Roofing Supply Inc. *	996	$15,916	0.01%
Brady Corp.	3,263	$93,713	0.05%
Bucyrus International Inc. Cl A	2,223	$79,161	0.05%
Burlington Northern Santa Fe Co.	4,851	$387,255	0.23%
Carlisle Cos Inc.	336	$11,394	0.01%
Caterpillar Inc.	2,084	$106,972	0.06%
Clarcor Inc.	3,523	$110,481	0.06%
Clean Harbors Inc. *	917	$51,590	0.03%
Con-Way Inc.	6,592	$252,605	0.15%
Continental Airlines Inc. *	3,688	$60,631	0.04%
Copart Inc. *	2,709	$89,966	0.05%
Cummins Inc.	11,272	$505,098	0.30%
Danaher Corp.	3,116	$209,769	0.12%
Donaldson Inc.	14,905	$516,160	0.30%
Enersys Co. *	1,273	$28,159	0.02%
Esco Technologies Inc. *	1,832	$72,181	0.04%
Fedex Corp.	1,011	$76,047	0.04%
Fluor Corp.	556	$28,273	0.02%
Franklin Electric Co.	3,959	$113,584	0.07%
FTI Consulting Inc. *	6,923	$294,989	0.17%
Goodrich Corp.	4,247	$230,782	0.13%
Graco Inc.	2,122	$59,140	0.03%
Granite Construction Inc.	3,332	$103,092	0.06%
Healthcare Services Group Inc.	2,857	$52,455	0.03%
Heartland Express Inc.	5,456	$78,566	0.05%
Idex Corp.	298	$8,329	0.00%
Illinois Tool Works Inc.	1,819	$77,689	0.05%
Insituform Technologies Inc. Cl A *	205	$3,924	0.00%
Iron Mountain Inc. *	35,278	$940,511	0.55%
Kaydon Corp.	3,001	$97,292	0.06%
Knight Trans Inc.	2,918	$48,964	0.03%
Masco Corp.	3,992	$51,577	0.03%
Middleby Corp. *	1,351	$74,319	0.04%
Monster Worldwide Inc. *	8,136	$142,217	0.08%
Mueller Industries Inc.	2,399	$57,264	0.03%
Navistar International Corp. *	6,405	$239,675	0.14%
Norfolk Southern Corp.	9,550	$411,701	0.24%
Old Dominion Freight Line Inc. *	27,093	$824,440	0.48%
Oshkosh Corp.	849	$26,260	0.02%

See Accompanying Notes to Financial Statements.

III-6

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Quanta Services Inc. *	6,340	$140,304	0.08%
Regal-Beloit Corp.	16,294	$744,799	0.44%
Robbins & Myers Inc.	1,870	$43,908	0.03%
Robert Half International Inc.	14,410	$360,538	0.21%
Southwest Airlines Co.	32,693	$313,853	0.18%
Steelcase Inc. Cl A	9,320	$57,877	0.03%
Stericycle Inc. *	2,869	$138,974	0.08%
Sykes Enterprises Inc. *	1,779	$37,039	0.02%
Tetra Tech Inc. *	38,034	$1,009,042	0.61%
Thomas & Betts Corp. *	1,709	$51,407	0.03%
Timken Co.	6,766	$158,527	0.09%
Union Pacific Corp.	12,582	$734,160	0.43%
United Stationers Inc. *	833	$39,659	0.02%
URS Corp. *	9,083	$396,473	0.23%
Wabtec Co.	554	$20,792	0.01%
Watsco Inc. Cl A	84	$4,528	0.00%
Werner Enterprises Inc.	2,375	$44,246	0.03%
WW Grainger Inc.	758	$67,735	0.04%
Total Industrials		$11,783,905	6.89%

Information Technology
Adobe System Inc. *	1,314	$43,415	0.03%
Altera Corp.	3,083	$63,232	0.04%
Anixter International Inc. *	1,792	$71,877	0.04%
Atmi Inc. *	2,210	$40,112	0.02%
Avnet Inc. *	1,647	$42,773	0.03%
Blue Coat Systems *	1,617	$36,528	0.02%
Brocade Comunications System Inc. *	42,148	$331,283	0.19%
Ciena Corp. *	8,242	$134,180	0.08%
Cogent Inc. *	9,361	$94,546	0.06%
Cypress Semiconductor Corp. *	31,063	$320,881	0.19%
Dolby Laboratories Inc. Cl A *	7,973	$304,489	0.18%
Fiserv Inc. *	20,379	$982,268	0.57%
Ingram Micro Inc. Cl A *	9,163	$154,397	0.09%
Interdigital Inc. *	10,159	$235,282	0.14%
International Rectifier Corp. *	2,919	$56,891	0.03%
Intersil Corp.	10,153	$155,442	0.09%
Intuit Co. *	8,876	$252,966	0.15%
J2 Global Comunicatons Inc. *	3,430	$78,924	0.05%
Jabil Circuit Inc.	11,407	$152,968	0.09%
Lawson Software Inc. *	1,162	$7,251	0.00%
Lexmark International Inc. Cl A *	1,264	$27,227	0.02%
Mantech International Corp. Cl A *	9,418	$443,588	0.26%
Maxim Integrated Prods Inc.	9,041	$164,004	0.10%
McAfee Inc. *	1,648	$72,166	0.04%
Mentor Graphics Corp. *	4,145	$38,590	0.02%
MKS Instruments Inc. *	1,212	$23,379	0.01%
Monolithic Power *	2,839	$66,575	0.04%

See Accompanying Notes to Financial Statements.

III-7

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Motorola Inc.	4,144	$35,597	0.02%
National Semiconductor Corp.	37,999	$542,246	0.32%
Oracle Corp.	72,004	$1,500,563	0.86%
Plexus Corp. *	944	$24,865	0.01%
Progress Software Corp. *	859	$19,456	0.01%
Qlogic Corp. *	8,647	$148,728	0.09%
QualCom Inc.	14,084	$633,498	0.37%
Red Hat Inc. *	5,103	$141,047	0.08%
Sandisk Corp. *	4,334	$94,048	0.06%
Scansource Inc. *	1,117	$31,633	0.02%
Semtech Corp. *	24,939	$424,212	0.25%
Tekelec Co. *	6,315	$103,755	0.06%
Teradyne Inc. *	4,676	$43,253	0.03%
Tessera Technologies Inc. *	743	$20,722	0.01%
Texas Instruments Inc.	12,986	$307,638	0.18%
Tibco Software Inc. *	5,002	$47,469	0.03%
Xerox Corp.	15,575	$120,551	0.07%
Xilinx Inc.	11,672	$273,358	0.16%
Yahoo Inc. *	5,102	$90,867	0.05%
Zoran Corp. *	5,365	$61,805	0.04%
Total Information Technology		$9,060,545	5.30%

Materials
AK Steel Holding Corp.	5,356	$105,674	0.06%
Amcol International Corp.	434	$9,934	0.01%
Ashland Inc.	696	$30,081	0.02%
Bemis Co.	2,990	$77,471	0.05%
Cliffs Natural Resources Inc.	7,125	$230,565	0.13%
Comercial Metals Co.	2,173	$38,897	0.02%
Eagle Materials Inc.	1,668	$47,671	0.03%
Greif Inc.	481	$26,479	0.02%
HB Fuller Co.	11,400	$238,260	0.14%
Monsanto Co.	8,742	$676,631	0.38%
Newmarket Corp.	293	$27,261	0.02%
Olin Corp.	2,397	$41,804	0.02%
Rock-Tenn Co.	3,228	$152,071	0.09%
Schnitzer Steel Industries Inc. Cl A	1,819	$96,862	0.06%
Steel Dynamics Inc.	44,314	$679,777	0.40%
Westlake Chemical	1,910	$49,087	0.03%
Worthington Industries Inc.	1,132	$15,735	0.01%
WR Grace & Co. *	4,096	$89,047	0.05%
Total Materials		$2,633,307	1.54%

Telecommunication Services
NII Holdings Inc. *	1,951	$58,647	0.03%
Premiere Global Services Inc. *	13,819	$114,836	0.07%
Total Telecommunication Services		$173,483	0.10%

See Accompanying Notes to Financial Statements.

III-8

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Utilities
Energen Corp.	697	$30,041	0.02%
FPL Group Inc.	2,122	$117,198	0.07%
MDU Resources Group Inc.	9,062	$188,943	0.11%
Northwest Natural Gas Co.	2,923	$121,772	0.07%
Ormat Technologies Inc.	590	$24,084	0.01%
PNM Resources Inc.	24,764	$289,244	0.17%
Progress Energy Inc.	1,718	$67,105	0.04%
Sempra Energy Co.	3,991	$198,792	0.12%
South Jersey Industries Inc.	734	$25,910	0.02%
Southwest Gas Corp.	1,314	$33,612	0.02%
UGI Corp.	29,597	$741,701	0.43%
Westar Energy Inc.	30,872	$602,313	0.35%
Xcel Energy Inc.	10,658	$205,060	0.12%
Total Utilities		$2,645,775	1.55%

Total Common Stocks (United States)
(cost - $57,461,055)		$57,050,806	33.37%
			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Axis Capital Holdings	4,136	$124,824	0.07%
Invesco Ltd.	3,995	$90,926	0.05%
Partnerre Ltd.	1,415	$108,870	0.06%
Renaissancere Holdings Ltd.	126	$6,900	0.00%
Willis Group Holdings Ltd.	3,912	$110,397	0.08%
Total Financials		$441,917	0.26%

Industrials
Foster Wheeler Ltd. *	2,830	$90,305	0.05%
Total Industrials		$90,305	0.05%

Total Bermuda		$532,222	0.31%

Brazil
Materials
Gerdau SA Adr	5,611	$75,412	0.04%
Votorantim Celulose E Papel SA Adr *	1,918	$31,474	0.02%
Total Materials		$106,886	0.06%

Telecommunication Services
Tim Particpacoes SA Adr	2,240	$55,104	0.03%

See Accompanying Notes to Financial Statements.

III-9

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Vivo Participacoes SA Adr	10,157	$256,464	0.15%
Total Telecommunication Services		$311,568	0.18%

Total Brazil		$418,454	0.24%

Canada
Consumer Discretionary
Magna Co.	5,065	$215,364	0.13%
Total Consumer Discretionary		$215,364	0.13%

Energy
Imperial Oil Co.	1,135	$43,164	0.03%
Nexen Inc.	7,386	$166,702	0.09%
Suncor Energy Inc.	2,931	$101,295	0.06%
Total Energy		$311,161	0.18%

Financials
Bank Nova Co.	677	$30,858	0.02%
Bank Of Montreal	543	$27,498	0.02%
CIBC Co.	1,208	$73,700	0.04%
RBC Co.	642	$34,392	0.02%
Sun Life Financial Inc.	1,769	$55,264	0.03%
Total Financials		$221,712	0.13%

Materials
Agnico Co.	354	$24,019	0.01%
Gammon Gold Inc. *	11,834	$100,707	0.07%
Iamgold Co.	505	$7,141	0.00%
Ivanhoe Mines Limited *	2,609	$33,369	0.02%
Yamana Gold Inc.	5,305	$56,817	0.03%
Total Materials		$222,053	0.13%

Total Canada		$970,290	0.57%

Chile
Utilities
Empresa Nacional De Electricid Adr	3,705	$173,653	0.10%
Enersis SA Adr	1,112	$20,516	0.01%
Total Utilities		$194,169	0.11%

Germany
Financials
Allianz SE Adr	5,406	$67,467	0.04%
Total Financials		$67,467	0.04%

See Accompanying Notes to Financial Statements.

III-10

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Information Technology
SAP AG Adr	1,920	$93,830	0.05%
Total Information Technology		$93,830	0.05%

Total Germany		$161,297	0.09%

Great Britain
Financials
Barclays PLC Adr	3,335	$78,839	0.03%
Total Financials		$78,839	0.03%

Health Care
Astrazeneca PLC Adr	15,931	$716,098	0.43%
Total Health Care		$716,098	0.43%

Materials
BHP Billiton PLC Adr	2,183	$120,283	0.06%
Rio Tinto PLC Adr	558	$95,022	0.07%
Total Materials		$215,305	0.13%

Telecommunication Services
BT Group PLC Adr	597	$12,424	0.01%
Total Telecommunication Services		$12,424	0.01%

Total Great Britain		$1,022,666	0.60%

Indonesia
Telecommunication Services
PT Telekomunikasi Indonesia Adr	792	$28,274	0.02%
Total Telecommunication Services		$28,274	0.02%

Ireland
Health Care
Elan Corp. PLC Adr *	9,652	$68,626	0.04%
Total Health Care		$68,626	0.04%

Industrials
Ingersoll-Rand Company Ltd	3,385	$103,818	0.06%
Total Industrials		$103,818	0.06%

Total Ireland		$172,444	0.10%

Israel
Health Care
Teva Pharmaceutical	11,246	$568,598	0.33%
Total Health Care		$568,598	0.33%

See Accompanying Notes to Financial Statements.

III-11

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Japan
Consumer Discretionary
Aisin Seiki	7,000	$171,218	0.10%
Aoyama Trading	1,900	$32,701	0.02%
Asics	3,000	$27,978	0.02%
Atsugi Ltd.	4,000	$5,406	0.00%
Autobacs Seven	500	$18,429	0.01%
Bridgestone	15,100	$271,694	0.16%
Canon Marketing	4,700	$83,412	0.05%
Denso	5,900	$173,965	0.10%
Exedy	6,200	$136,970	0.08%
FCC	4,700	$82,100	0.05%
Fuji	300	$5,864	0.00%
Fuji Heavy Industry *	46,000	$179,304	0.10%
Geo	104	$101,636	0.06%
Gunze	30,000	$137,712	0.08%
Hakuhodo Dy	130	$7,100	0.00%
Honda Motor Adr	26,858	$814,066	0.48%
Honda Motor Co.	8,800	$271,760	0.16%
Isuzu Motors *	42,000	$89,127	0.05%
Izumi	2,500	$34,875	0.02%
Jupiter Telecom	99	$95,976	0.06%
K'S Holdings	800	$26,895	0.02%
Kadokawa	700	$15,754	0.01%
Keihin Corp.	6,500	$108,025	0.06%
Koito Manufacturing	10,000	$139,052	0.08%
Musashi Seimitsu	6,000	$115,128	0.07%
NGK Spark Plug	9,000	$115,195	0.07%
NHK Spring	13,000	$107,589	0.06%
Nishimatsuya	27,900	$293,848	0.17%
Nissan Motor *	31,300	$212,197	0.12%
Nissan Shatai	13,000	$104,685	0.06%
Nisshinbo Holding	45,000	$479,980	0.28%
Nissin Kogyo	7,200	$105,264	0.06%
NOK	5,200	$77,708	0.05%
Noritsu Koki	300	$2,701	0.00%
Panasonic Corp Adr	6,797	$99,236	0.06%
Plenus	3,500	$52,538	0.03%
Rakuten	411	$274,505	0.16%
Roland	300	$3,424	0.00%
Round One	800	$6,800	0.00%
Saizeriya	3,900	$71,349	0.04%
Sanden *	3,000	$8,544	0.00%
Sega Sammy Holding	79,200	$1,033,178	0.62%
Sekisui Chemical	13,000	$75,792	0.04%
Sharp	12,000	$133,758	0.08%
Shimamura	2,100	$206,634	0.12%
Stanley Electric	5,200	$105,702	0.06%

See Accompanying Notes to Financial Statements.

III-12

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Sumitomo Forestry Co.	7,100	$59,870	0.04%
Sumitomo Rubber Industry	10,200	$96,492	0.06%
Suzuki Motor	4,500	$105,294	0.06%
Tachi-S	1,300	$10,933	0.01%
Toei	1,000	$5,651	0.00%
Tokai Rika	5,900	$106,158	0.06%
Tokai Rubber	10,600	$117,324	0.07%
Topre	2,400	$22,409	0.01%
Toyo Tire & Rubber *	12,000	$28,950	0.02%
Toyoda Gosei	3,800	$111,409	0.07%
Toyota Auto Body	2,100	$41,045	0.02%
Toyota Boshoku	6,800	$134,504	0.08%
Toyota Motor	12,800	$510,370	0.30%
Unipres	2,400	$34,177	0.02%
USS Co.	660	$39,437	0.02%
Yamaha	25,300	$300,090	0.18%
Total Consumer Discretionary		$8,440,887	4.94%

Consumer Staples
Ajinomoto Co.	22,000	$220,897	0.13%
Coca Cola Central	1,000	$13,961	0.01%
Coca-Cola West Company Limited	100	$1,962	0.00%
Cosmos Pharmaceutical	500	$13,179	0.01%
Fancl Corp.	1,400	$22,251	0.01%
Fuji Oil	7,400	$104,717	0.06%
Heiwado	700	$9,757	0.01%
Izumiya	5,000	$27,364	0.02%
Kyokuyo	1,000	$2,156	0.00%
Ministop	200	$3,172	0.00%
Mitsui Sugar	9,000	$31,865	0.02%
Morinaga Milk Industry	7,000	$35,025	0.02%
Nippon Suisan	12,200	$36,381	0.02%
NPN Meat Packers	22,000	$283,554	0.17%
Sapporo Holdings	20,000	$102,306	0.06%
Toyo Suisan	14,000	$379,963	0.21%
Uny	1,000	$7,505	0.00%
Yonekyu	1,000	$10,446	0.01%
Total Consumer Staples		$1,306,461	0.76%

Energy
AOC Holdings	39,300	$250,193	0.14%
Cosmo Oil	5,000	$13,961	0.01%
Total Energy		$264,154	0.15%

Financials
Bank Of Iwate	200	$10,834	0.01%
Bank Of Kyoto	9,000	$82,928	0.05%
Bank Of Saga	5,000	$15,580	0.01%

See Accompanying Notes to Financial Statements.

III-13

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Bank Of Yokohama	80,000	$393,142	0.23%
Chiba Bank	34,000	$211,135	0.12%
Daishi Bank	2,000	$8,109	0.00%
Daito Trust Construction Co.	5,200	$227,665	0.13%
Fukui Bank	4,000	$13,090	0.01%
Higashi Nippon Bank	1,000	$2,100	0.00%
Hitachi Capital	1,400	$17,231	0.01%
Hyakujushi Bank	1,000	$4,535	0.00%
Iyo Bank	22,000	$199,028	0.12%
Marusan Securities	2,500	$15,357	0.01%
Mitsubishi UFJ Financial Group Inc.	2,600	$13,997	0.01%
Mitsubishi UFJ Financial Group Inc. Adr	9,500	$50,730	0.03%
Miyazaki Bank	3,000	$12,531	0.01%
Musashino Bank	5,100	$154,649	0.09%
Nishi Nippon City Bank	30,000	$76,060	0.04%
Nomura Holdings	6,200	$38,293	0.02%
Nomura Holdings Inc Adr	14,981	$91,684	0.05%
Ogaki Kyoritsu Bank	90,000	$310,605	0.18%
Okasan Securities Group Inc.	37,000	$165,298	0.10%
San-In Godo Bank	13,000	$111,074	0.06%
SMFG	14,300	$499,905	0.31%
Sumitomo Real Estate Sales Co.	7,100	$254,549	0.15%
T&D Holdings	22,200	$602,513	0.35%
Tochigi Bank	1,000	$4,870	0.00%
Toho Bank	3,000	$13,369	0.01%
Tokyo Tatemono	4,000	$19,612	0.01%
Tokyo Tomin Bank	6,800	$111,264	0.07%
Yamanashi Chuo Bank	12,000	$58,167	0.03%
Total Financials		$3,789,904	2.22%

Health Care
Alfresa Holdings	500	$20,439	0.01%
Aloka	1,200	$11,660	0.01%
Kissei Pharmaceutical	1,000	$25,688	0.02%
Medipal Holding	3,500	$49,372	0.03%
Mochida Pharmaceutical	4,000	$42,442	0.02%
Nichii Gakkan	34,000	$340,627	0.20%
Nipro	2,100	$49,254	0.03%
Olympus	5,400	$143,542	0.08%
Ono Pharmaceutical	100	$5,216	0.00%
Rohto Pharmaceutical	3,000	$41,045	0.02%
Taisho Pharmaceutical	4,000	$81,086	0.05%
Towa Pharmaceutical	1,000	$49,254	0.03%
Total Health Care		$859,625	0.50%

Industrials
Aeon Delight	1,300	$18,425	0.01%
Asahi Glass	3,000	$24,292	0.01%

See Accompanying Notes to Financial Statements.

III-14

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Central Glass	7,000	$31,195	0.02%
Chudenko	700	$11,587	0.01%
Cosel	500	$6,634	0.00%
Dai Nippon Printing	23,000	$317,507	0.19%
Fujikura	122,000	$599,542	0.35%
Furukawa Electric	79,000	$322,053	0.19%
Futaba	3,900	$63,813	0.04%
Hanwa	1,000	$3,619	0.00%
Hibiya Engineer	600	$5,609	0.00%
Hino Motors *	44,000	$167,577	0.10%
Hitachi Cable	51,000	$149,807	0.09%
Hitachi Transsys	1,000	$13,939	0.01%
Iino Kaiunkaisha	500	$2,424	0.00%
Inabata	11,200	$46,659	0.03%
Iseki *	122,000	$491,897	0.29%
Itochu	64,000	$425,309	0.25%
Itoki Corp.	300	$804	0.00%
Iwasaki Electric *	16,000	$32,166	0.02%
Kamigumi	15,000	$122,801	0.07%
Kandenko	16,000	$110,973	0.06%
Kato Works	3,000	$6,534	0.00%
Kawasaki Heavy Industries	170,000	$432,903	0.25%
Keihan Electric Railway	3,000	$13,436	0.01%
Kintetsu Corp.	150,000	$581,337	0.34%
Kintetsu World Express	6,200	$145,418	0.09%
Kokuyo	3,700	$33,928	0.02%
Kuroda Electric	9,400	$115,486	0.07%
Kyowa Exeo	300	$2,952	0.00%
Maeda	4,000	$12,911	0.01%
Maeda Road Construction	4,000	$36,053	0.02%
Makino Milling *	36,000	$139,119	0.08%
Marubeni	51,000	$258,033	0.15%
Meitec	7,000	$119,149	0.07%
Mitsubishi Electric *	24,000	$182,275	0.11%
Mitsubishi Logistics	2,000	$24,281	0.01%
Mitsui	1,900	$24,913	0.01%
Nippo Corporation	4,000	$32,747	0.02%
Nippon Road	5,000	$11,504	0.01%
Nippon Sheet Glass	18,000	$60,312	0.04%
Nippon Yusen	44,000	$170,525	0.10%
Nissha Printing	3,100	$158,886	0.09%
Nitto Boseki	3,000	$5,931	0.00%
Noritake	1,000	$3,094	0.00%
NP Densetsu Kgyo	10,000	$94,712	0.06%
NTN	27,000	$112,180	0.07%
Odakyu Railway	31,000	$280,449	0.16%
Okamura	28,000	$138,851	0.08%
Okuma Corp.	9,000	$45,435	0.03%
Okumura	4,000	$15,100	0.01%

See Accompanying Notes to Financial Statements.

III-15

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Raito Kogyo	7,200	$16,968	0.01%
Seino Holding	7,000	$60,747	0.04%
Sintokogio	2,300	$17,571	0.01%
SMC	1,000	$123,304	0.07%
Sohgo Security	1,000	$11,895	0.01%
Sotetsu Holding	3,000	$13,235	0.01%
Sumikin Bussan	3,000	$6,835	0.00%
Sumitomo Heavy Industries Ltd. *	38,000	$185,894	0.11%
Taikisha	4,300	$57,919	0.03%
Taisei	16,000	$31,809	0.02%
Takara Standard	2,000	$12,062	0.01%
THK	5,800	$113,882	0.07%
Toda	5,000	$17,703	0.01%
Toppan Printing	41,000	$389,233	0.21%
Trusco Nakayama	900	$15,631	0.01%
Tsubakimoto Chain	9,000	$36,882	0.02%
Ushio	8,100	$141,582	0.08%
Yamato Holding	13,000	$214,162	0.13%
Total Industrials		$7,694,400	4.50%

Information Technology
Alps Electric *	9,200	$53,226	0.03%
Anritsu *	97,000	$332,596	0.19%
Canon Electronics	1,900	$35,524	0.02%
Canon Finetech	800	$10,409	0.01%
DTS Corporation	400	$3,668	0.00%
Eaccess	247	$172,970	0.10%
Eizo Nanao	900	$21,511	0.01%
Fujifilm Holding	6,800	$204,300	0.12%
Fujitsu	27,000	$177,015	0.10%
Hirose Electric	5,700	$644,262	0.38%
Hitachi *	27,000	$83,230	0.05%
Hitachi High-Tech	4,500	$94,337	0.06%
Hitachi Kokusai Electric	12,000	$93,550	0.05%
Hitachi Ltd. Adr	1,977	$60,556	0.04%
Ines	3,600	$30,679	0.02%
Japan Aviation Electronics	7,000	$41,905	0.02%
Kaga Electronics	6,000	$62,791	0.04%
Koa	2,000	$18,049	0.01%
Mitsui High-Tec *	4,100	$51,837	0.03%
Murata Manufacturing	7,900	$375,875	0.22%
NEC Corp. *	116,000	$365,354	0.21%
NEC Electronics *	5,400	$48,129	0.03%
NEC Fielding	400	$6,259	0.00%
Net One Systems	13	$19,601	0.01%
Nippon Electric Glass Co.	19,000	$173,798	0.10%
NRI	13,000	$309,991	0.21%
NS Solutions	1,300	$23,885	0.01%

See Accompanying Notes to Financial Statements.

III-16

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Obic	50	$8,483	0.00%
Ryosan	100	$2,580	0.00%
Sanken Electric	27,000	$92,880	0.05%
Sansin Electrics	1,200	$9,690	0.01%
Seiko Epson	14,600	$219,436	0.13%
Shinkawa	4,700	$91,549	0.05%
Shinko Electric Industries Co.	8,400	$150,015	0.09%
SMK	20,000	$129,335	0.08%
Sorun	1,900	$9,846	0.01%
Sumisho Computer	3,300	$55,064	0.03%
Taiyo Yuden	9,000	$106,450	0.06%
TDK	2,500	$144,915	0.08%
Toshiba *	33,000	$173,597	0.10%
Trend	1,400	$52,382	0.03%
Works Applications	33	$22,704	0.01%
Yaskawa Electric	20,000	$144,748	0.08%
Yokogawa Electric	17,100	$151,834	0.09%
Total Information Technology		$5,080,815	2.97%

Materials
Adeka	400	$4,012	0.00%
Aichi Steel	3,000	$12,632	0.01%
Daicel Chemical Industry	4,000	$24,214	0.01%
Daido Steel	32,000	$116,513	0.07%
Daio Paper	1,000	$9,415	0.01%
Denki Kagakukogyo	31,000	$128,106	0.07%
Godo Steel	104,000	$204,434	0.12%
Hitachi Chemical	4,500	$92,170	0.05%
Hitachi Metals	5,000	$51,321	0.03%
JFE Holdings	100	$3,440	0.00%
Kaneka	4,000	$28,816	0.02%
Kobe Steel *	215,000	$377,003	0.22%
Kureha	17,000	$104,998	0.06%
Lintec	12,300	$234,914	0.14%
Mitsubishi Steel Manufacturing *	17,000	$34,746	0.02%
Mitsui Chemicals	12,000	$42,888	0.03%
Mitsui Mining and Smelting *	56,000	$143,854	0.08%
Nakayama Steel	5,000	$9,605	0.01%
Nippon Paint	3,000	$16,351	0.01%
Nippon Paper	2,700	$78,104	0.05%
Nippon Shokubai	4,000	$35,517	0.02%
Nippon Soda	1,000	$4,233	0.00%
Nippon Steel	4,000	$14,653	0.01%
Nippon Zeon	4,000	$18,362	0.01%
Nisshin Steel	27,000	$48,249	0.03%
Nitto Denko	2,500	$76,786	0.04%
NOF	10,000	$50,260	0.03%
NPN Synth Chemical	5,000	$34,344	0.02%

See Accompanying Notes to Financial Statements.

III-17

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

OJI Paper Co. Ltd.	19,000	$85,944	0.05%
Okabe	1,100	$4,177	0.00%
Rengo	23,000	$141,286	0.08%
Sakai Chemical Industry	3,000	$13,269	0.01%
Sanyo Special Steel	30,000	$111,576	0.07%
Shin-Etsu Polymer	1,900	$13,624	0.01%
Showa Denko	13,000	$26,571	0.02%
Sumitomo Bakelite	5,000	$26,582	0.02%
Sumitomo Chemical	164,000	$685,051	0.39%
Sumitomo Metal Mining Co.	1,000	$16,463	0.01%
Teijin	37,000	$115,709	0.07%
Tokyo Ohka Kogyo	12,200	$275,244	0.16%
Toyo Seikan	25,700	$495,716	0.29%
Ube Industries	139,000	$366,382	0.21%
Yodogawa Steel	30,000	$126,654	0.07%
Total Materials		$4,504,188	2.63%

Utilities
Chubu Electric	24,600	$598,961	0.36%
Saibu Gas	3,000	$8,544	0.00%
Shikoku Electric Power	12,100	$370,291	0.22%
Total Utilities		$977,796	0.58%

Total Japan		$32,918,230	19.25%

Mexico
Consumer Discretionary
Desarrolladora Homex SAB De CV *	1,511	$57,086	0.04%
Grupo Televisa SA Adr	5,539	$102,970	0.05%
Total Consumer Discretionary		$160,056	0.09%

Consumer Staples
Fomento Economico Mexicano SAB De CV	5,821	$221,489	0.13%
Total Consumer Staples		$221,489	0.13%

Telecommunication Services
America Movil SAB De CV	16,889	$740,245	0.44%
Total Telecommunication Services		$740,245	0.44%

Total Mexico		$1,121,790	0.66%

Netherlands
Industrials
CNH Global NV Co.	1,958	$33,443	0.02%
Royal Philips Electronics NV Adr	5,356	$130,472	0.08%
Total Industrials		$163,915	0.10%

See Accompanying Notes to Financial Statements.

III-18

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

People's Republic Of China
Energy
Yanzhou Coal Mining Ltd Adr	6,524	$94,076	0.06%
Total Energy		$94,076	0.06%

Russia
Materials
Mechel OAO Adr	6,777	$121,850	0.07%
Total Materials		$121,850	0.07%

South Africa
Energy
Sasol Ltd. Adr	3,790	$144,475	0.08%
Total Energy		$144,475	0.08%

Spain
Energy
Repsol YPF SA Adr	8,388	$227,818	0.13%
Total Energy		$227,818	0.13%

Switzerland
Financials
Credit Suisse Group Adr	497	$27,658	0.02%
UBS AG *	26,477	$484,794	0.28%
Total Financials		$512,452	0.30%

Industrials
ABB Ltd. Adr	1,314	$26,334	0.02%
Total Industrials		$26,334	0.02%

Materials
Syngenta AG Adr	8,205	$377,020	0.22%
Total Materials		$377,020	0.22%

Total Switzerland		$915,806	0.54%

Taiwan, Republic Of China
Information Technology
AU Optronics Corp. Adr	29,688	$287,380	0.17%
Siliconware Precision Industries Adr	8,304	$59,623	0.03%
Taiwan Semiconductor Manufacturing Adr	10,814	$118,521	0.07%
Total Information Technology		$465,524	0.27%

Telecommunication Services
Chunghwa Telecom Co. Adr	162	$2,922	0.00%
Total Telecommunication Services		$2,922	0.00%

See Accompanying Notes to Financial Statements.

III-19

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Total Taiwan, Republic Of China	$468,446	0.27%

Total Common Stocks (Non-United States)
(cost - $40,404,599)	$40,244,820	23.53%

See Accompanying Notes to Financial Statements.

III-20

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

United States Government Securities**

Maturity Face Value	Maturity Date	Description	Value ($)	% of Net Asset Value
$8,000,000	10/22/2009	U.S. Treasury Bills
(cost, including accrued interest, - $7,999,804)			$7,999,804	4.68%

Total investment securities			$105,295,430	61.58%
(cost - $105,865,458)

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

Counterparty	Expiry Date	Market Put/Call	Strike Price	Amount	Currency	Value ($)	% of Net Asset Value
RBS	10/06/2009	USD Call / JPY Put	94.5000	280,000	USD	$5	0.00%
RBS	10/08/2009	EUR Put / GBP Call	0.8860	320,000	EUR	$118	0.00%
RBS	10/02/2009	EUR Call / JPY Put	134.2500	1,360,000	EUR	$217	0.00%
RBS	10/09/2009	USD Call / JPY Put	93.4500	520,000	USD	$217	0.00%
RBS	10/01/2009	EUR Call / USD Put	1.4720	250,000	EUR	$246	0.00%
RBS	10/13/2009	USD Call / CHF Put	1.0685	360,000	USD	$254	0.00%
RBS	10/13/2009	EUR Put / GBP Call	0.8840	440,000	EUR	$325	0.00%
RBS	10/14/2009	USD Call / CHF Put	1.0600	230,000	USD	$378	0.00%
RBS	10/14/2009	EUR Put / USD Call	1.4250	260,000	EUR	$385	0.00%
RBS	10/08/2009	EUR Call / GBP Put	0.9385	320,000	EUR	$442	0.00%
RBS	10/06/2009	USD Put / CHF Call	1.0230	380,000	USD	$585	0.00%
RBS	10/08/2009	USD Put / CHF Call	1.0225	290,000	USD	$658	0.00%
RBS	10/02/2009	USD Put / CHF Call	1.0295	530,000	USD	$833	0.00%
RBS	10/01/2009	USD Put / CHF Call	1.0340	460,000	USD	$898	0.00%
RBS	10/01/2009	USD Put / CAD Call	1.0655	410,000	USD	$931	0.00%
RBS	10/14/2009	USD Call / JPY Put	92.8000	670,000	USD	$940	0.00%
RBS	10/13/2009	USD Call / JPY Put	92.6500	700,000	USD	$957	0.00%
RBS	10/02/2009	EUR Call / USD Put	1.4700	410,000	EUR	$1,091	0.00%
RBS	10/07/2009	EUR Call / JPY Put	134.9000	1,260,000	EUR	$1,101	0.00%
RBS	10/09/2009	EUR Call / USD Put	1.4685	240,000	EUR	$1,839	0.00%

See Accompanying Notes to Financial Statements.

III-21

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

RBS	10/08/2009	EUR Call / USD Put	1.4775	620,000	EUR	$2,378	0.00%
RBS	10/08/2009	EUR Call / JPY Put	133.9500	1,060,000	EUR	$2,477	0.00%
RBS	10/06/2009	USD Put / CAD Call	1.0665	420,000	USD	$2,616	0.00%
RBS	10/09/2009	EUR Call / JPY Put	132.5000	470,000	EUR	$3,169	0.00%
RBS	10/07/2009	USD Put / CAD Call	1.0685	450,000	USD	$3,560	0.00%
RBS	10/01/2009	AUD Call / USD Put	0.8715	320,000	AUD	$3,632	0.00%
RBS	10/08/2009	AUD Call / USD Put	0.8730	300,000	AUD	$3,920	0.00%
RBS	10/07/2009	AUD Call / USD Put	0.8735	320,000	AUD	$3,945	0.00%
RBS	10/14/2009	USD Put / CHF Call	1.0290	690,000	USD	$3,956	0.00%
RBS	10/08/2009	USD Put / CAD Call	1.0735	400,000	USD	$4,484	0.00%
RBS	10/05/2009	USD Put / CAD Call	1.0765	460,000	USD	$4,992	0.00%
RBS	10/14/2009	EUR Call / USD Put	1.4640	460,000	EUR	$5,440	0.00%
RBS	10/14/2009	USD Put / CAD Call	1.0735	420,000	USD	$5,689	0.00%
RBS	10/05/2009	EUR Call / USD Put	1.4670	1,140,000	EUR	$5,861	0.00%
RBS	10/06/2009	AUD Call / USD Put	0.8735	600,000	AUD	$7,067	0.00%
RBS	10/13/2009	EUR Call / USD Put	1.4665	720,000	EUR	$7,180	0.00%
RBS	10/09/2009	USD Put / CAD Call	1.0900	420,000	USD	$9,621	0.01%
RBS	10/02/2009	AUD Call / USD Put	0.8675	630,000	AUD	$9,750	0.02%
RBS	10/13/2009	USD Put / CAD Call	1.0940	440,000	USD	$11,800	0.02%
RBS	10/05/2009	AUD Call / USD Put	0.8610	620,000	AUD	$13,615	0.02%
RBS	10/14/2009	EUR Call / JPY Put	131.1500	2,220,000	EUR	$35,350	0.03%

Purchased options on forward currency contracts
(premiums paid- $223,580)						$162,922	0.10%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

Counterparty	Expiry Date	Market Put/Call	Strike Price	Amount	Currency	Value ($)	% of Net Asset Value
RBS	10/14/2009	USD Put / JPY Call	89.5500	1,060,000	USD	$(11,634)	(0.01)%
RBS	10/13/2009	USD Put / JPY Call	89.2500	1,180,000	USD	$(10,637)	(0.01)%
RBS	10/09/2009	USD Put / JPY Call	90.1500	750,000	USD	$(9,613)	(0.01)%
RBS	10/14/2009	EUR Call / GBP Put	0.9400	3,210,000	EUR	$(8,661)	(0.01)%
RBS	10/08/2009	EUR Call / GBP Put	0.9115	640,000	EUR	$(8,591)	(0.01)%
RBS	10/14/2009	EUR Call / USD Put	1.5020	3,610,000	EUR	$(5,866)	(0.01)%
RBS	10/06/2009	USD Put / JPY Call	91.3500	250,000	USD	$(5,177)	(0.01)%

See Accompanying Notes to Financial Statements.

III-22

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

RBS	10/14/2009	EUR Call / GBP Put	0.9085	260,000	EUR	$(4,937)	0.00%
RBS	10/14/2009	USD Put / CAD Call	1.0365	2,500,000	USD	$(4,927)	0.00%
RBS	10/13/2009	AUD Call / USD Put	0.9000	1,670,000	AUD	$(4,887)	0.00%
RBS	10/05/2009	AUD Call / USD Put	0.8895	1,660,000	AUD	$(4,444)	0.00%
RBS	10/14/2009	USD Put / CHF Call	1.0020	4,900,000	USD	$(3,963)	0.00%
RBS	10/09/2009	AUD Call / USD Put	0.8990	1,640,000	AUD	$(3,909)	0.00%
RBS	10/05/2009	USD Put / JPY Call	89.0000	800,000	USD	$(3,122)	0.00%
RBS	10/14/2009	GBP Put / USD Call	1.5560	940,000	GBP	$(3,080)	0.00%
RBS	10/06/2009	USD Put / JPY Call	88.0500	1,250,000	USD	$(2,733)	0.00%
RBS	10/14/2009	AUD Call / USD Put	0.9135	2,060,000	AUD	$(2,491)	0.00%
RBS	10/14/2009	EUR Call / JPY Put	135.3000	1,230,000	EUR	$(2,427)	0.00%
RBS	10/07/2009	USD Put / JPY Call	87.9000	840,000	USD	$(2,075)	0.00%
RBS	10/08/2009	AUD Call / USD Put	0.9045	1,460,000	AUD	$(1,737)	0.00%
RBS	10/07/2009	AUD Call / USD Put	0.9030	1,480,000	AUD	$(1,611)	0.00%
RBS	10/13/2009	USD Put / CAD Call	1.0565	240,000	USD	$(1,383)	0.00%
RBS	10/09/2009	USD Put / JPY Call	86.6500	910,000	USD	$(1,362)	0.00%
RBS	10/08/2009	USD Put / JPY Call	87.3500	630,000	USD	$(1,264)	0.00%
RBS	10/06/2009	AUD Call / USD Put	0.9040	1,720,000	AUD	$(1,168)	0.00%
RBS	10/14/2009	USD Put / JPY Call	85.7500	760,000	USD	$(1,101)	0.00%
RBS	10/09/2009	USD Put / CAD Call	1.0525	230,000	USD	$(833)	0.00%
RBS	10/13/2009	USD Put / CHF Call	1.0030	1,080,000	USD	$(785)	0.00%
RBS	10/13/2009	GBP Put / USD Call	1.5290	760,000	GBP	$(731)	0.00%
RBS	10/02/2009	USD Put / JPY Call	87.7500	1,160,000	USD	$(609)	0.00%
RBS	10/09/2009	EUR Call / USD Put	1.5080	1,060,000	EUR	$(514)	0.00%
RBS	10/02/2009	AUD Call / USD Put	0.8990	1,530,000	AUD	$(495)	0.00%
RBS	10/08/2009	EUR Call / USD Put	1.5160	3,170,000	EUR	$(453)	0.00%
RBS	10/13/2009	USD Put / JPY Call	85.5500	410,000	USD	$(448)	0.00%
RBS	10/09/2009	EUR Call / JPY Put	136.4500	760,000	EUR	$(326)	0.00%
RBS	10/13/2009	EUR Call / USD Put	1.5085	370,000	EUR	$(324)	0.00%
RBS	10/13/2009	EUR Put / USD Call	1.4240	250,000	EUR	$(292)	0.00%
RBS	10/06/2009	EUR Put / USD Call	1.4415	240,000	EUR	$(270)	0.00%
RBS	10/09/2009	EUR Call / GBP Put	0.9465	300,000	EUR	$(266)	0.00%
RBS	10/13/2009	EUR Call / GBP Put	0.9580	340,000	EUR	$(217)	0.00%
RBS	10/08/2009	USD Put / CAD Call	1.0380	220,000	USD	$(211)	0.00%
RBS	10/09/2009	USD Put / CHF Call	1.0005	260,000	USD	$(88)	0.00%
RBS	10/07/2009	USD Put / CAD Call	1.0315	250,000	USD	$(87)	0.00%
RBS	10/05/2009	EUR Put / USD Call	1.4305	330,000	EUR	$(77)	0.00%

See Accompanying Notes to Financial Statements.

III-23

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

RBS	10/05/2009	USD Put / CAD Call	1.0390	260,000	USD	$(71)	0.00%
RBS	10/06/2009	USD Put / CHF Call	0.9965	1,390,000	USD	$(56)	0.00%
RBS	10/01/2009	USD Put / JPY Call	88.0000	260,000	USD	$(55)	0.00%
RBS	10/08/2009	EUR Call / JPY Put	137.8500	590,000	EUR	$(40)	0.00%
RBS	10/06/2009	USD Put / CAD Call	1.0300	230,000	USD	$(39)	0.00%
RBS	10/05/2009	EUR Call / USD Put	1.5040	600,000	EUR	$(38)	0.00%
RBS	10/01/2009	AUD Call / USD Put	0.9025	1,490,000	AUD	$(22)	0.00%
RBS	10/07/2009	EUR Call / USD Put	1.5180	330,000	EUR	$(17)	0.00%
RBS	10/06/2009	EUR Call / USD Put	1.5190	670,000	EUR	$(12)	0.00%
RBS	10/02/2009	USD Put / CHF Call	1.0010	3,040,000	USD	$(8)	0.00%
RBS	10/07/2009	EUR Call / JPY Put	138.8500	700,000	EUR	$(6)	0.00%
RBS	10/02/2009	EUR Call / USD Put	1.5105	3,070,000	EUR	$(3)	0.00%
RBS	10/05/2009	GBP Call / USD Put	1.6640	230,000	GBP	$(2)	0.00%

Total options written on forward currency contracts
(premiums received- $136,903)						$(120,195)	(0.07)%

FUTURES CONTRACTS PURCHASED

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
	COTTON	Dec-09	ICE	10	$805	0.00%
Total agricultural					$805	0.00%

Metals
	COPPER	Dec-09	LME	48	$(212,788)	(0.12)%
	GOLD	Dec-09	COMEX	106	$82,580	0.05%
	NICKEL	Dec-09	LME	15	$930	0.00%
	SILVER	Dec-09	COMEX	68	$23,920	0.01%
	ZINC	Dec-09	LME	116	$123,469	0.07%
Total metals					$18,111	0.01%

Stock indicies
	AEX INDEX	Oct-09	EURONEXT	41	$(8,741)	(0.01)%
	CAC 40	Oct-09	EURONEXT	46	$(10,817)	(0.01)%

See Accompanying Notes to Financial Statements.

III-24

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

DAX	Dec-09	EUREX	42	$(70,379)	(0.04)%
FTSE 100	Dec-09	LIFFE	90	$(24,651)	(0.01)%
HANG SENG	Oct-09	HKF	43	$18,125	0.01%
IBEX 35	Oct-09	MEFF-RV	67	$(5,917)	0.00%
MINI NASDAQ	Dec-09	CME	346	$173,147	0.10%
MINI S&P 500	Dec-09	CME	157	$(1,390)	0.00%
MSCI TAIWAN	Oct-09	SGX	181	$97,720	0.06%
NIKKEI 225	Dec-09	SGX	125	$(143,355)	(0.08)%
SPI 200	Dec-09	SFE	51	$48,311	0.02%
STOXX 50	Dec-09	EUREX	248	$(21,604)	(0.01)%
Total stock indicies				$50,449	0.03%

Short-term interest rates
3-MONTH EURIBOR	Oct-10	LIFFE	431	$(44,747)	(0.02)%
EURODOLLARS	Dec-10	CME	364	$57,813	0.03%
SHORT STERLING	Dec-10	LIFFE	577	$55,744	0.03%
Total short-term interest rates				$68,810	0.04%

Long-term interest rates

CANADIAN GOVERNMENT BOND	Dec-09	ME	48	$29,781	0.02%
EURO-BOBL	Dec-09	EUREX	199	$71,668	0.04%
EURO-BUND	Dec-09	EUREX	90	$95,645	0.06%
EURO-SCHATZ	Dec-09	LIFFE	768	$36,837	0.02%
LONG GILT	Dec-09	LIFFE	107	$58,233	0.03%
MINI JAPANESE GOVERNMENT BOND	Dec-09	SIMEX	92	$11,825	0.01%
U.S. 10 YEAR NOTE	Dec-09	CBOT	82	$58,719	0.03%
U.S. 2 YEAR NOTE	Dec-09	CBOT	256	$62,265	0.04%
U.S. 5 YEAR NOTE	Dec-09	CBOT	137	$58,102	0.03%
U.S. T-BOND	Dec-09	CBOT	47	$64,188	0.04%
Total long-term interest rates				$547,263	0.32%

Net unrealized gain on futures contracts purchased				$685,438	0.40%

See Accompanying Notes to Financial Statements.

III-25

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

FUTURES CONTRACTS SOLD

						% of Net
				No. of	Value	Asset
Sector	Contract	Expiration	Exchange	Contracts	($)	Value

	Agricultural
	COFFEE	Dec-09	ICE	7	$(6,188)	0.00%
	CORN	Dec-09	CME	40	$(52,238)	(0.03)%
	WHEAT	Dec-09	CME	54	$62,050	0.03%
	Total agricultural				$3,624	0.00%

	Energy
	BRENT CRUDE	Nov-09	ICE	17	$(49,560)	(0.03)%
	GAS OIL	Nov-09	ICE	34	$(47,925)	(0.03)%
	HEATING OIL	Nov-09	NYM	17	$(34,411)	(0.02)%
	LIGHT CRUDE	Nov-09	NYM	30	$(109,370)	(0.06)%
	NATURAL GAS	Nov-09	NYM	9	$(85,420)	(0.05)%
	RBOB UNLEADED GAS	Nov-09	NYM	16	$(71,786)	(0.04)%
	Total energy				$(398,472)	(0.23)%

	Metals
	COPPER	Dec-09	LME	27	$71,430	0.04%
	NICKEL	Dec-09	LME	5	$(6,163)	0.00%
	ZINC	Dec-09	LME	56	$(67,735)	(0.04)%
	Total metals				$(2,468)	0.00%

	Short-term interest rates
	90 DAY BANK BILLS	Mar-10	SFE	162	$86,604	0.05%
	Total short-term interest rates				$86,604	0.05%

	Long-term interest rates
	AUSTRALIAN 10-YEAR T-BOND	Dec-09	SFE	99	$11,000	0.02%
	AUSTRALIAN 3-YEAR T-BOND	Dec-09	SFE	193	$84,607	0.04%
	Total long-term interest rates				$95,607	0.06%

Net unrealized loss on futures contracts sold					$(215,105)	(0.12)%

Net unrealized gain on futures contracts					$470,333	0.28%
See Accompanying Notes to Financial Statements.

III-26

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	12/16/2009	95,829,000	Australian Dollar	$3,257,789	1.91%
RBS	12/16/2009	34,673,459	British Pound	$(967,985)	(0.57)%
RBS	12/16/2009	29,904,496	Canadian Dollar	$734,874	0.43%
RBS	12/16/2009	70,214,466	Euro	$859,756	0.50%
RBS	12/16/2009	5,108,426,070	Japanese Yen	$1,107,454	0.65%
RBS	12/16/2009	106,500,000	Mexican Peso	$(108,403)	(0.06)%
RBS	12/16/2009	35,600,000	New Zealand Dollar	$1,316,294	0.76%
RBS	12/16/2009	6,750,000	Norwegian Krone	$50,719	0.03%
RBS	12/16/2009	40,630,000	Singapore Dollar	$598,648	0.35%
RBS	12/16/2009	39,000,000	South African Rand	$99,675	0.06%
RBS	12/16/2009	1,500,000	Swedish Krona	$675	0.00%
RBS	12/16/2009	61,619,816	Swiss Franc	$855,772	0.50%
Net unrealized gain on long forward currency contracts				$7,805,268	4.56%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value

RBS	12/16/2009	45,903,000	Australian Dollar	$(1,137,277)	(0.67)%
RBS	12/16/2009	42,168,164	British Pound	$1,062,831	0.62%
RBS	12/16/2009	23,003,777	Canadian Dollar	$(247,995)	(0.15)%
RBS	12/16/2009	63,161,472	Euro	$(244,899)	(0.14)%
RBS	12/16/2009	2,618,838,850	Japanese Yen	$(637,760)	(0.36)%
RBS	12/16/2009	116,000,000	Mexican Peso	$(14,138)	(0.01)%
RBS	12/16/2009	9,600,000	New Zealand Dollar	$(52,924)	(0.03)%
RBS	12/16/2009	4,500,000	Norwegian Krone	$(17,045)	(0.01)%
RBS	12/16/2009	13,940,000	Singapore Dollar	$(98,231)	(0.06)%
RBS	12/16/2009	14,500,000	South African Rand	$25,292	0.01%
RBS	12/16/2009	750,000	Swedish Krona	$(222)	0.00%

See Accompanying Notes to Financial Statements.

III-27

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

RBS	12/16/2009	39,321,431	Swiss Franc	$45,742	0.03%
Net unrealized loss on short forward currency contracts				$(1,316,626)	(0.77)%

Net unrealized gain on forward contracts				$6,488,642	3.79%

See Accompanying Notes to Financial Statements.

III-28

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (United States)
Consumer Discretionary
Aaron's Inc.	1,314	$34,690	0.02%
Abercrombie & Fitch Co.Cl A	304	$9,996	0.01%
Black & Decker Corp.	4,591	$212,517	0.12%
Bob Evans Farms Inc.	859	$24,963	0.01%
Brinker International Inc.	5,154	$81,072	0.05%
Carmax Inc. ***	4,426	$92,503	0.05%
CKE Restaurants Inc.	9,963	$104,512	0.06%
Coinstar Inc. ***	556	$18,337	0.01%
Comcast Corp. Cl A	422	$7,123	0.00%
Deckers Outdoor Corp.***	13,480	$1,143,778	0.67%
Dillards Inc.	7,160	$100,956	0.06%
Gamestop Corp. Cl A ***	4,093	$108,342	0.06%
Gap Inc.	479	$10,251	0.01%
H&R Block Inc.	3,636	$66,830	0.04%
Harman International Industries Co.	2,056	$69,657	0.04%
Hasbro Inc.	327	$9,074	0.01%
Hibbett Sporting Goods Inc. ***	151	$2,753	0.00%
Interactive Data Corp.	21,387	$560,553	0.33%
ITT Educational Services Inc. ***	505	$55,757	0.03%
Jack In The Box Co. ***	1,617	$33,132	0.02%
Leggett & Platt Inc.	1,769	$34,319	0.02%
Lennar Corp. Cl A	2,726	$38,846	0.02%
Limited Brands Inc.	7,180	$121,988	0.07%
MDC Holdings Inc.	758	$26,333	0.02%
Macys Inc.	20,743	$379,389	0.22%
Marriott International Inc.	30,665	$846,047	0.49%
Matthews International Corp. Cl A	2,322	$82,152	0.05%
Nike Inc. Cl B	4,851	$313,860	0.18%
Petmed Express Inc.	3,839	$72,365	0.04%
Phillips-Van Heusen Corp.	5,597	$239,496	0.14%
Polo Ralph Lauren Corp. Cl A	4,245	$325,252	0.19%
Royal Caribbean Cruises Ltd.	10,520	$253,322	0.15%
Sonic Corp.***	4,649	$51,418	0.03%
Starwood Hotels & Resorts Co.	4,144	$136,876	0.08%
Tempur-Pedic International	575	$10,891	0.01%
Tupperware Brands Corporation	2,539	$101,357	0.06%
VF Corp.	4,140	$299,860	0.18%
Whirlpool Corp.	808	$56,528	0.03%
Williams-Sonoma Inc.	6,215	$125,729	0.07%
Wolverine World Wide Inc.	1,990	$49,432	0.03%
Total Consumer Discretionary		$6,312,256	3.68%

See Accompanying Notes to Financial Statements.

III-29

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Consumer Staples
Alberto-Culver Co.	304	$8,415	0.00%
BJ's Wholesale Club Inc. ***	1,609	$58,278	0.03%
Caseys General Stores Inc.	583	$18,295	0.01%
Coca Cola Co.	16,701	$896,844	0.52%
Flowers Foods Inc.	21,390	$562,343	0.33%
Fresh Del Monte Produce Inc.	3,289	$74,364	0.04%
Hain Celestial Group Inc. ***	1,558	$29,867	0.02%
Kroger Co.	4,742	$97,875	0.06%
Ruddick Corp.	4,667	$124,236	0.07%
United Natural Foods Inc. ***	1,224	$29,266	0.02%
Walgreen Co.	5,103	$191,209	0.11%
Total Consumer Staples		$2,090,992	1.21%

Energy
Arch Coal Inc.	758	$16,775	0.01%
Atwood Oceanics Inc. ***	3,285	$115,862	0.07%
Chesapeake Energy Corp.	6,354	$180,454	0.11%
Contango Oil & Gas Co. ***	50	$2,553	0.00%
Costock Resources Inc. ***	960	$38,477	0.02%
Dril-Quip Inc. ***	2,173	$107,868	0.06%
Forest Oil Corp.***	25,188	$492,929	0.29%
Helix Energy Solutions Group Co.***	6,453	$96,666	0.06%
Lufkin Industries Inc.	657	$34,939	0.02%
National-Oilwell Varco Inc. ***	1,566	$67,542	0.04%
Overseas Shipholding Group Inc.	952	$35,576	0.02%
Range Resources Corp.	203	$10,020	0.01%
Superior Energy Services Inc. ***	758	$17,070	0.01%
Teekay Corp.	19,926	$435,782	0.25%
Total Energy		$1,652,513	0.97%

Financials
1st Source Corp.	217	$3,537	0.00%
Abington Community Bancorp Inc.	5,554	$42,988	0.03%
Bancfirst Corp.	1,262	$46,606	0.03%
Bancorpsouth Inc.	2,576	$62,880	0.04%
Bank Hawaii Corp.	10,932	$454,115	0.27%
Bank New York Mellon Corp.	455	$13,190	0.01%
BB&T Corp.	1,319	$35,930	0.02%
Beneficial Mutual ***	4,577	$41,742	0.02%
Boston Private Financial Holdings Inc.	7,357	$47,600	0.03%
Cardinal Financial Corp.	6,170	$50,779	0.03%
Cash America International Inc.	3,403	$102,634	0.06%
Cathay General Bancorp Co.	4,699	$38,015	0.02%
City National Corp.	1,295	$50,414	0.03%
Columbia Banking System Inc.	1,612	$26,679	0.02%

See Accompanying Notes to Financial Statements.

III-30

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Comerica Inc.	6,367	$188,909	0.11%
Commerce Bancshares Inc.	1,237	$46,066	0.03%
Cullen Frost Banker Inc.	10,073	$520,170	0.30%
CVB Financial Corp.	3,529	$26,785	0.02%
Essa Bancorp	1,878	$24,808	0.01%
Ezcorp Inc. ***	215	$2,937	0.00%
Fifth Third Bancorp Co.	770	$7,800	0.00%
Financial Fed Corp.	1,691	$41,734	0.02%
First American Corp.	1,337	$43,279	0.03%
First Bancorp Co.	2,414	$43,573	0.03%
First Community Bancshares Inc.	3,630	$45,811	0.03%
First Horizon National Corp.	1,436	$18,998	0.01%
First Midwest Bancorp Inc.	22,340	$251,772	0.15%
First Niagara Financial Group Inc.	8,137	$100,329	0.06%
Flushing Financial Corp.	2,687	$30,632	0.02%
FNB Corp.	2,001	$14,227	0.01%
Gallagher Arthur J & Co.	4,631	$112,857	0.07%
Glacier Bancorp Inc.	3,107	$46,419	0.03%
Harleysville National Corp.	5,011	$26,709	0.02%
Home Bancshares Inc.	2,210	$48,443	0.03%
Hudson City Bancorp Inc.	1,990	$26,169	0.02%
Independent Bank Corp.	2,162	$47,845	0.03%
Investors Bancorp Inc. ***	5,198	$55,151	0.03%
Kearny Financial Corp.	2,830	$29,489	0.02%
Lakeland Bancorp Inc.	1,980	$14,850	0.01%
Marshall & Iisley Corp.	2,122	$17,125	0.01%
Morgan Stanley Co.	1,212	$37,427	0.02%
National Penn Bancshares Inc.	4,245	$25,937	0.02%
Navigators Group Inc. ***	1,154	$63,470	0.04%
New York Community Bancorp	4,251	$48,546	0.03%
Old National Bancorp	1,755	$19,656	0.01%
Pinnacle Financial Partners Inc. ***	3,240	$41,180	0.02%
PNC Financial Services Group Co.	18,727	$909,945	0.53%
PrivateBancorp Inc.	1,543	$37,742	0.02%
Renasant Corp.	2,546	$37,808	0.02%
RLI Corp.	1,463	$77,217	0.05%
S&T Bancorp Inc.	2,223	$28,810	0.02%
Sandy Spring Bancorp Inc.	1,618	$26,341	0.02%
SCBT Financial Corp.	1,939	$54,486	0.03%
Schwab Charles Corp.	2,425	$46,439	0.03%
Selective Insurance Group Inc.	2,806	$44,138	0.03%
Simmons First National Corp.	1,620	$46,672	0.03%
Stellarone Corp.	2,636	$38,881	0.02%
Suffolk Bancorp Co.	1,572	$46,547	0.03%
Texas Capital Bancshares Inc. ***	2,266	$38,159	0.02%
Unitrin Co.	1,209	$23,563	0.01%
US Bancorp Co.	2,116	$46,256	0.03%
Washington Federal Inc.	57,357	$967,039	0.57%
Washington Trust Bancorp Co.	2,528	$44,291	0.03%

See Accompanying Notes to Financial Statements.

III-31

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Wesbanco Inc.	1,462	$22,603	0.01%
Westamerica Bancorporation Co.	925	$48,100	0.03%
Western Alliance Bancorp***	6,982	$44,056	0.03%
White Mountains Insurance Group	229	$70,305	0.04%
Wilmington Trust Corp.	3,471	$49,288	0.03%
Wilshire Bancorp Inc.	2,213	$16,243	0.01%
Wintrust Financial Corp.	505	$14,120	0.01%
Zenith National Insurance Corp.	49,409	$1,526,738	0.89%
Total Financials		$7,391,999	4.39%

Health Care
Abbott Laboratories Co.	23,749	$1,174,863	0.69%
Alliance Healthcare Services Co. ***	3,664	$20,738	0.01%
Allscripts-Misys Healthcare Solution ***	2,627	$53,249	0.03%
Amerigroup Corp.***	7,725	$171,263	0.10%
Amerisourcebergen Corp.	49,246	$1,102,125	0.64%
Athenahealth Inc. ***	505	$19,377	0.01%
Baxter International Inc.	1,205	$68,697	0.04%
Becton Dickinson & Co.	904	$63,054	0.04%
Bio-Rad Laboratories Inc. ***	2,622	$240,909	0.14%
Biomarin Pharmaceutical Inc.***	4,598	$83,132	0.05%
Bruker Corp.***	7,888	$84,165	0.05%
Cardinal Health Inc.	2,526	$67,697	0.04%
Cardionet Inc. ***	4,322	$29,044	0.02%
Catalyst Health Solutions Inc. ***	151	$4,402	0.00%
Centene Corp. ***	5,497	$104,113	0.06%
Cerner Corp.***	7,937	$593,688	0.35%
Computer Programs & Systems Inc.	1,662	$68,823	0.04%
Conceptus Inc. ***	1,711	$31,722	0.02%
Conmed Corp. ***	3,212	$61,574	0.04%
CR Bard Inc.	46	$3,616	0.00%
Cryolife Inc.***	4,766	$37,985	0.02%
Cubist Pharmaceuticals Inc. ***	334	$6,747	0.00%
Cyberonics Inc. ***	2,713	$43,245	0.03%
Cynosure Inc. ***	3,012	$35,090	0.02%
Davita Inc.***	8,713	$493,504	0.29%
Dentsply International Inc.	2,008	$69,356	0.04%
Eclipsys Corp. ***	1,704	$32,887	0.02%
Edwards Lifesciences Corp. ***	1,011	$70,679	0.04%
Emeritus Corp. ***	1,212	$26,603	0.02%
Endo Pharmaceuticals Holdings Inc. ***	437	$9,889	0.01%
Exactech Inc. ***	4,114	$64,754	0.04%
Express Scripts Inc. ***	1,281	$99,380	0.06%
Gentiva Health Services Inc. ***	1,400	$35,014	0.02%
Greatbatch Inc. ***	1,859	$41,772	0.02%
Haemonetics Corp. ***	1,254	$70,374	0.04%
Hanger Orthopedic Group Inc. ***	430	$5,964	0.00%
Health Net Inc. ***	2,330	$35,882	0.02%

See Accompanying Notes to Financial Statements.

III-32

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Healthspring Inc. ***	600	$7,350	0.00%
Hill-Rom Holdings Co.	209	$4,552	0.00%
Hologic Inc. ***	953	$15,572	0.01%
Hospira Inc.***	4,729	$210,913	0.12%
Humana Inc. ***	748	$27,900	0.02%
Idexx Labs Inc. ***	1,307	$65,350	0.04%
IMS Health Inc.	62,992	$966,927	0.57%
Integra Lifesciences Holdings Co. ***	1,403	$47,912	0.03%
Intuitive Surgical Inc. ***	256	$67,136	0.04%
IPC The Hospitalist Co. ***	650	$20,443	0.01%
Landauer Inc.	1,256	$69,055	0.04%
LHC Group Inc. ***	2,314	$69,258	0.04%
Lincare Holdings Inc. ***	355	$11,094	0.01%
Magellan Health Services Inc. ***	695	$21,587	0.01%
Masimo Corp. ***	2,558	$67,020	0.04%
McKesson Corp.	7,981	$475,269	0.28%
Medassets Inc. ***	2,962	$66,852	0.04%
Medco Health Solutions Inc. ***	2,850	$157,634	0.09%
Medicines Co. ***	3,714	$40,891	0.02%
Medicis Pharmaceutical Corp. Cl A	35,448	$756,815	0.44%
Mednax Inc. ***	357	$19,606	0.01%
Medtronic Inc.	89	$3,275	0.00%
Merit Medical Systems Inc. ***	3,562	$61,729	0.04%
Mettler Toledo International Co. ***	332	$30,076	0.02%
National Healthcare Corp.	1,807	$67,383	0.04%
Natus Medical Inc. ***	1,484	$22,898	0.01%
Neogen Corp. ***	1,299	$41,945	0.02%
Nuvasive ***	1,706	$71,243	0.04%
Omnicell Inc. ***	2,931	$32,651	0.02%
Palomar Medical Technologies Inc. ***	1,011	$16,388	0.01%
Perrigo Co.	12,433	$422,598	0.25%
Phase Forward ***	4,565	$64,093	0.04%
Quality System Inc.	1,112	$68,466	0.04%
Resmed Inc. ***	1,513	$68,388	0.04%
Sirona Dental System Inc. ***	1,368	$40,698	0.02%
Skilled Healthcare Group Inc.Cl A***	5,543	$44,510	0.03%
St Jude Medical Inc. ***	1,011	$39,439	0.02%
Stryker Corp.	5,504	$250,047	0.15%
Surmodics Inc. ***	1,154	$28,388	0.02%
Teleflex Inc.	301	$14,541	0.01%
Universal American Corp. ***	4,418	$41,618	0.02%
Varian Medical System Inc. ***	2,110	$88,894	0.05%
Volcano Corp. ***	4,415	$74,260	0.04%
Wellcare Health Plans Inc. ***	1,107	$27,288	0.02%
West Pharmaceutical Services Inc.	2,791	$113,343	0.07%
Wright Medical Group Inc.***	27,198	$485,756	0.28%
Zimmer Holdings Inc. ***	28,647	$1,531,182	0.90%
Zoll Medical Corp. ***	3,209	$69,058	0.04%
Total Health Care		$12,234,667	7.16%

See Accompanying Notes to Financial Statements.

III-33

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Industrials
AAR Corp. ***	754	$16,543	0.01%
Actuant Corp.	20,625	$331,238	0.19%
Acuity Brands Inc.	101	$3,253	0.00%
Administaff Inc.	1,832	$48,127	0.03%
Alexander & Baldwin Inc.	10,736	$344,518	0.20%
Atlas Air Worldwide Holdings Inc.***	6,019	$192,427	0.11%
Avery Dennison Corp.	19,283	$694,381	0.41%
Barnes Group Inc.	38,812	$663,297	0.39%
BE Aerospace Inc. ***	405	$8,157	0.00%
Belden Inc.	6,045	$139,640	0.08%
Boeing Co.	7,795	$422,099	0.25%
Briggs & Stratton Corp.	1,465	$28,436	0.02%
Chicago Bridge & Iron Co.	48,461	$905,251	0.53%
Cintas Corp.	2,579	$78,169	0.05%
CSX Corp.	405	$16,953	0.01%
Dover Corp.	2,920	$113,179	0.07%
Equifax Inc.	47,867	$1,394,844	0.82%
Flowserve Corp.	1,617	$159,339	0.09%
Gardner Denver Inc. ***	559	$19,498	0.01%
General Electric Co.	29,381	$482,436	0.28%
Harsco Corp.	18,505	$655,262	0.38%
Herman Miller Inc.	3,486	$58,948	0.03%
II-VI Inc. ***	298	$7,581	0.00%
JB Hunt Transport Services Inc.	21,427	$688,450	0.40%
Joy Global Inc.	4,856	$237,653	0.14%
Kennametal Inc.	15,788	$388,543	0.23%
Kirby Corp. ***	101	$3,719	0.00%
L-3 Communications Holdings Inc.	253	$20,321	0.01%
Landstar Systems Inc.	2,447	$93,133	0.05%
Manpower Inc.	2,173	$123,231	0.07%
Mastec Inc. ***	2,576	$31,298	0.02%
Moog Inc.***	9,611	$283,525	0.17%
MPS Group Inc.***	6,095	$64,119	0.04%
MSC Industrial Direct Inc.	5,918	$257,906	0.15%
Navigant Consulting Co. ***	2,193	$29,606	0.02%
Northrop Grumman Corp.	2,896	$149,868	0.09%
Precision Castparts Corp.	5,025	$511,897	0.30%
Resources Connection Inc. ***	2,449	$41,780	0.02%
Rockwell Collins Inc.	2,968	$150,774	0.09%
Roper Industries Inc.	959	$48,890	0.03%
Skywest Inc.	1,278	$21,189	0.01%
Stanley Works Co.	5,457	$232,959	0.14%
Teledyne Technologies Inc.***	14,439	$519,660	0.30%
Terex Corp.***	28,001	$580,461	0.33%
Trinity Industries Inc.	203	$3,490	0.00%

See Accompanying Notes to Financial Statements.

III-34

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Triumph Group Inc.	8,386	$402,444	0.24%
Valmont Industries Inc.	758	$64,566	0.04%
Wesco International Inc.***	6,081	$175,133	0.10%
Woodward Governor Co.	1,375	$33,358	0.02%
Total Industrials		$11,941,549	6.97%

Information Technology
Activision Blizzard Inc.***	4,699	$58,221	0.03%
Amdocs Ltd. ***	30,033	$807,287	0.47%
Autodesk Inc. ***	502	$11,948	0.01%
Avocent Corp.***	24,894	$504,601	0.29%
Benchmark Electricals Inc.***	9,721	$174,978	0.10%
Blackbaud	10,711	$248,495	0.15%
Cabot Microelectronics Corp. ***	1,617	$56,369	0.03%
CACI International Inc. Cl A ***	1,592	$75,254	0.04%
Cadence Design System Inc. ***	67,339	$494,268	0.29%
Cognex Corp.	1,414	$23,161	0.01%
Comtech Telecommunications Corp. ***	1,081	$35,911	0.02%
Cymer Inc.***	10,346	$402,046	0.24%
Electronic Arts Inc. ***	4,093	$77,972	0.05%
EMC Corp.***	9,254	$157,688	0.09%
Fair Isaac Corporation Co.	3,472	$74,613	0.04%
Flir System Inc. ***	33,347	$932,716	0.55%
Global Payments Inc.	2,025	$94,568	0.06%
Harris Corp.	2,576	$96,858	0.06%
Henry Jack & Associates Inc.	4,215	$98,926	0.06%
Hewlett-Packard Co.	6,114	$288,642	0.17%
Informatica Corp ***	22,067	$498,273	0.28%
Intermec Inc. ***	2,382	$33,586	0.02%
Itron Inc.***	8,964	$574,951	0.34%
KLA-Tencor Corp.	12,015	$430,858	0.25%
Maximus Inc.	5,097	$237,520	0.14%
Molex Inc.	4,649	$97,071	0.06%
Novellus System Inc.***	13,435	$281,866	0.16%
Nuance Comunications Inc. ***	30,775	$460,394	0.27%
Poly Inc. ***	2,880	$77,040	0.05%
Salesforce Inc. ***	1,061	$60,403	0.04%
Sapient Corporation ***	556	$4,470	0.00%
SRA International Inc. Cl A ***	1,622	$35,019	0.02%
Synopsys Inc.***	12,104	$271,372	0.15%
Tellabs Inc. ***	4,144	$28,676	0.02%
Tivo Inc. ***	3,486	$36,115	0.02%
Total System Services Inc.	8,336	$134,293	0.08%
Ultimate Software Group Inc. ***	985	$28,289	0.02%
Valueclick Inc. ***	1,971	$25,997	0.02%
Verifone Holdings Inc.***	5,205	$82,707	0.05%
Verisign Inc.***	6,492	$153,795	0.09%
Websense Inc. ***	1,887	$31,702	0.02%

See Accompanying Notes to Financial Statements.

III-35

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Wright Express Corp. ***	253	$7,466	0.00%
Zebra Technologies Corp. Cl A ***	1,061	$27,512	0.02%
Total Information Technology		$8,333,897	4.88%

Materials
Aptargroup Inc.	1,283	$47,933	0.03%
Arch Chemicals Inc.	123	$3,689	0.00%
Calgon Carbon Corp. ***	3,821	$56,665	0.03%
Copass Minerals International Inc.	14,270	$879,317	0.51%
Huntsman Corp.	2,830	$25,781	0.02%
Minerals Technologies Inc.	707	$33,625	0.02%
Mosaic Co.	151	$7,259	0.00%
Nalco Holding Co.	9,864	$202,113	0.12%
Nucor Corp.	1,314	$61,771	0.04%
OM Group Inc. ***	505	$15,347	0.01%
Reliance Steel & Aluminum Co.	2,122	$90,312	0.05%
RPM Inc.	16,752	$309,744	0.17%
Sensient Technologies Corp.	1,995	$55,401	0.03%
Valspar Corp.	1,570	$43,191	0.03%
Total Materials		$1,832,148	1.06%

Telecommunication Services
Frontier Communications Co.	35,914	$270,792	0.16%
TW Telecom Inc.***	9,454	$127,156	0.07%
Windstream Corp	165,307	$1,674,560	0.97%
Total Telecommunication Services		$2,072,508	1.20%

Utilities
Allete Inc.	1,609	$54,014	0.03%
American Electric Power Inc.	2,364	$73,260	0.04%
Atmos Energy Corp.	3,636	$102,462	0.06%
Dominion Resources Inc.	8,136	$280,692	0.16%
DTE Energy Co.	3,197	$112,343	0.07%
Duke Energy Corp.	5,905	$92,945	0.05%
Edison International Co.	1,112	$37,341	0.02%
El Paso Electric Co. ***	33,707	$595,603	0.34%
Great Plains Energy Inc.	7,213	$129,473	0.08%
Integrys Energy Group Inc.	617	$22,144	0.01%
Pepco Holdings Inc.	25,482	$379,172	0.22%
Wisconsin Energy Corp.	3,250	$146,803	0.09%
Total Utilities		$2,026,252	1.17%

Total Common Stocks (United States)
(proceeds - $55,383,235)		$55,888,781	32.69%

See Accompanying Notes to Financial Statements.

III-36

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks (Non-United States)
Bermuda
Financials
Credicorp Ltd.	1,039	$80,793	0.05%
Total Financials		$80,793	0.05%

Brazil
Consumer Discretionary
NET Servicos De Comunicacao SA Adr	2,576	$29,676	0.02%
Total Consumer Discretionary		$29,676	0.02%

Financials
Banco Bradesco SA Adr	65,426	$1,301,323	0.76%
Itau Unibanco Holding SA	59,220	$1,193,283	0.70%
Total Financials		$2,494,606	1.46%

Materials
Vale SA Adr	13,592	$314,383	0.18%
Total Materials		$314,383	0.18%

Telecommunication Services
Brasil Telecom Participacoes SA Adr	5,631	$300,132	0.18%
Tele Norte Leste Participacoes Adr	1,316	$24,728	0.01%
Total Telecommunication Services		$324,860	0.19%

Utilities
Cia Saneamento Basico Do Estad Adr***	5,290	$200,650	0.12%
Total Utilities		$200,650	0.12%

Total Brazil		$3,364,175	1.97%

Canada
Energy
Talisman Energy Inc.	1,515	$26,270	0.02%
Total Energy		$26,270	0.02%

Information Technology
Research In Motion ***	455	$30,772	0.02%
Total Information Technology		$30,772	0.02%

Materials
Barrick Gold Corp.	758	$28,728	0.02%
Methanex	6,705	$116,064	0.07%
Total Materials		$144,792	0.09%

See Accompanying Notes to Financial Statements.

III-37

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Total Canada		$201,834	0.13%

Colombia
Financials
Bancolombia SA Adr	6,671	$286,386	0.17%
Total Financials		$286,386	0.17%

France
Energy
Total SA Adr	3,739	$221,573	0.13%
Total Energy		$221,573	0.13%

Financials
Axa Paris Adr	20,996	$567,942	0.33%
Total Financials		$567,942	0.33%

Telecommunication Services
France Telecom SA Adr	2,144	$57,716	0.03%
Total Telecommunication Services		$57,716	0.03%

Utilities
Veolia Environnement Paris Adr	253	$9,738	0.01%
Total Utilities		$9,738	0.01%

Total France		$856,969	0.50%

Germany
Health Care
Fresenius Medical Care Aktiengesel Adr	3,700	$184,038	0.11%
Total Health Care		$184,038	0.11%

Great Britain
Health Care
Shire Limited PLC Adr	252	$13,177	0.01%
Total Health Care		$13,177	0.01%

Utilities
National Grid PLC Adr	883	$43,046	0.03%
Total Utilities		$43,046	0.03%

Total Great Britain		$56,223	0.04%

Greece
Industrials

See Accompanying Notes to Financial Statements.

III-38

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Diana Shipping Inc.	455	$5,915	0.00%
Total Industrials		$5,915	0.00%

India
Financials
Icici Bank Ltd. Adr	505	$19,473	0.01%
Total Financials		$19,473	0.01%

Ireland
Health Care
Covidien PLC Co.	298	$12,891	0.01%
Total Health Care		$12,891	0.01%

Japan
Consumer Discretionary
Aichi Machine Industry	1,000	$2,636	0.00%
Alpine Electronics ***	1,500	$14,089	0.01%
Aruze ***	20,900	$342,906	0.20%
Daiichikosho	3,800	$49,020	0.03%
Hikari Tsushin	1,300	$28,473	0.02%
Japan Wool Textile	4,000	$30,379	0.02%
Kanto Auto Works	3,900	$39,377	0.02%
Kayaba Industries ***	137,000	$488,111	0.29%
Komeri	4,500	$133,691	0.08%
Kurabo Industries	1,000	$2,089	0.00%
Mazda Motor ***	35,000	$78,573	0.05%
Mitsui Home	1,000	$5,797	0.00%
Mizuno	2,000	$9,628	0.01%
Nippon Seiki	2,000	$22,784	0.01%
Nitori	2,550	$217,876	0.13%
Panahome	3,000	$18,362	0.01%
Resorttrust	100	$1,294	0.00%
Riken	3,000	$10,890	0.01%
Ryohin Keikaku	12,600	$654,381	0.38%
Shimachu	12,800	$336,673	0.20%
Shimano	6,500	$281,678	0.16%
Sony	26,000	$770,983	0.45%
Tamron	2,900	$34,560	0.02%
Tokyo Dome	12,000	$36,857	0.02%
Tokyo Style	2,000	$17,289	0.01%
Tomy	3,300	$27,348	0.02%
Toyobo	65,000	$111,800	0.07%
Tsutsumi Jewelry	100	$2,334	0.00%
U-Shin	1,900	$10,016	0.01%
Yamaha Motor	40,800	$504,446	0.30%
Yokohama Reito	4,000	$28,279	0.02%
Yokohama Rubber	1,000	$4,925	0.00%
Total Consumer Discretionary		$4,317,544	2.55%

See Accompanying Notes to Financial Statements.

III-39

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Consumer Staples
Aderans Holdings	700	$10,015	0.01%
Aeon	10,000	$95,940	0.06%
Cawachi Limited	2,200	$50,494	0.03%
Dydo Drinco	600	$19,903	0.01%
House Foods	5,100	$85,612	0.05%
J-Oil Mills	5,000	$16,977	0.01%
Japan Tobacco	220	$756,799	0.44%
Marudai Food	10,000	$31,384	0.02%
Maruha Nichiro Holdings	11,000	$16,831	0.01%
Milbon	100	$2,681	0.00%
Nippon Beet Sugar Manufacturing Co.	2,000	$5,473	0.00%
Nissin Foods Holdings Ltd.	4,400	$169,543	0.10%
Sundrug	800	$21,712	0.01%
Valor	100	$914	0.00%
Yakult Honsha	3,100	$82,923	0.05%
Total Consumer Staples		$1,367,201	0.80%

Energy
Itochu Enex	700	$4,089	0.00%
Kanto Natural Gas Development	1,000	$7,048	0.00%
Nippon Mining	80,000	$394,929	0.23%
Nippon Oil	82,000	$461,585	0.27%
Shinko Plantech	11,200	$109,955	0.06%
Total Energy		$977,606	0.56%

Financials
Aeon Credit	7,600	$76,734	0.04%
Aeon Mall	6,800	$141,947	0.08%
Akita Bank	14,000	$56,916	0.03%
Aomori Bank	1,000	$4,010	0.00%
Century Tokyo Leasing	6,900	$75,601	0.04%
Chuo Mitsui Trust Holdings	76,000	$282,660	0.17%
Credit Saison	14,300	$168,658	0.10%
Daibiru	1,500	$13,084	0.01%
Daiwa Securities Group Inc.	1,000	$5,171	0.00%
Goldcrest	11,690	$354,480	0.21%
Gunma Bank	2,000	$11,035	0.01%
Hachijuni Bank	3,000	$16,753	0.01%
Hokoku Bank	23,000	$96,331	0.06%
Hyakugo Bank	16,000	$82,560	0.05%
IBJ Leasing	400	$5,785	0.00%
Joyo Bank	4,000	$19,702	0.01%
Kagawa Bank	1,000	$3,965	0.00%
Kanto Tsukuba Bank ***	1,000	$3,440	0.00%
Kitanippon Bank	600	$18,596	0.01%

See Accompanying Notes to Financial Statements.

III-40

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Leopalace21	20,100	$161,860	0.09%
Mitsubishi Estate	11,000	$173,474	0.10%
Mitsui Fudosan	5,000	$84,827	0.05%
Mitsui Sumitomo Insurance Group Holdings	7,400	$204,557	0.12%
Nanto Bank	2,000	$10,923	0.01%
NTT Urban Development	114	$104,915	0.06%
Orix	5,380	$329,284	0.19%
Osaka Securities Exchange	9	$41,012	0.02%
Ricoh Leasing	4,100	$90,348	0.05%
SBI Holding	820	$162,654	0.10%
Shizuoka Bank	12,000	$127,056	0.07%
Sompo Japan	82,000	$553,169	0.32%
Suruga Bank	13,000	$123,270	0.07%
TOC	12,500	$55,146	0.03%
Tokai Tokyo Financial Holdings	25,000	$79,019	0.05%
Tokio Marine Holdings	5,500	$159,714	0.09%
Tokyu Land	13,000	$52,125	0.03%
Total Financials		$3,950,781	2.28%

Health Care
BML	900	$26,135	0.02%
Eiken Chemical	1,700	$20,316	0.01%
Hogy Medical	400	$22,472	0.01%
Miraca	23,400	$765,756	0.45%
Nihon Kohden	700	$11,719	0.01%
Nippon Shinyaku	1,000	$14,184	0.01%
Santen Pharmaceutical	10,800	$398,057	0.23%
Seikagaku	3,100	$45,010	0.03%
Total Health Care		$1,303,649	0.77%

Industrials
Aica Kogyo	7,300	$78,190	0.05%
Aida Engineering	100	$333	0.00%
Asahi Diamond Industry	4,000	$29,128	0.02%
Central Japan Railway Co.	84	$605,126	0.35%
Chiyoda Integre Co.	1,500	$19,932	0.01%
Chugai Ro Co. Ltd.	6,000	$18,228	0.01%
CKD	29,800	$215,341	0.13%
Daifuku	8,000	$53,700	0.03%
Daihen	11,000	$45,211	0.03%
Daiseki	5,900	$116,636	0.07%
Daiwa Industries	1,000	$5,785	0.00%
East Japan Railway Co.	12,400	$894,667	0.52%
Fanuc	8,000	$719,272	0.42%
Fuji Electric Holdings ***	14,000	$25,956	0.02%
Glory	14,600	$359,558	0.21%
IHI Corp. ***	199,000	$404,512	0.24%
Iwatani International	4,000	$12,330	0.01%

See Accompanying Notes to Financial Statements.

III-41

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Japan Airport Term	2,500	$31,412	0.02%
Japan Pulp & Paper	5,000	$19,155	0.01%
Japan Steel Works	23,000	$265,103	0.16%
Kajima	14,000	$35,964	0.02%
Katakura Industry	1,400	$16,324	0.01%
Kawasaki Kisen ***	37,000	$137,611	0.08%
Kinden	8,000	$67,102	0.04%
Kitz	76,000	$383,671	0.22%
Komori	33,200	$404,177	0.24%
Kubota	26,000	$216,921	0.13%
Misumi	1,400	$29,412	0.02%
Mitsubishi Heavy	85,000	$322,779	0.19%
Mitsui Osaka Line	31,000	$184,196	0.11%
Miura	5,600	$158,865	0.09%
Mori Seiki	39,900	$480,841	0.28%
Nabtesco	7,000	$83,733	0.05%
Nachi Fujikoshi	30,000	$68,018	0.04%
Nagase	1,000	$12,397	0.01%
Nichias ***	3,000	$11,225	0.01%
Nippon Konpo Unyu	1,000	$11,951	0.01%
Nippon Signal	1,500	$14,441	0.01%
Nippon Thompson	1,000	$5,685	0.00%
Nitta	1,400	$21,578	0.01%
Nitto Kogyo Corp.	2,000	$20,104	0.01%
Oiles	1,300	$22,302	0.01%
Onoken	100	$1,005	0.00%
Penta-Ocean Construction ***	15,000	$19,434	0.01%
Ryobi ***	27,000	$85,944	0.05%
Sanki Engineering	1,000	$8,410	0.00%
Sanwa Holdings Corp.	9,000	$31,060	0.02%
Sato	700	$9,554	0.01%
Secom	15,200	$767,342	0.45%
Shimizu	9,000	$35,483	0.02%
Shinmaywa	3,000	$11,794	0.01%
Sojitz	82,000	$156,609	0.09%
Sumitomo	24,500	$253,113	0.15%
Sumitomo Ware	18,000	$87,251	0.05%
Tadano	22,000	$108,606	0.06%
Taihei Dengyo	7,000	$85,140	0.05%
Tocalo	800	$14,582	0.01%
Torishima Pump Manufacturing Co. Ltd	2,900	$47,613	0.03%
Toshiba Plant Systems	9,000	$120,221	0.07%
Toto	12,000	$75,322	0.04%
Toyo Engineering	27,000	$92,277	0.05%
West Japan Railway Co.	207	$786,061	0.46%
Yamazen	7,200	$26,698	0.02%
Yokogawa Bridge Holdings Corp.	4,000	$32,300	0.02%
Yurtec	1,000	$6,561	0.00%
Total Industrials		$9,491,252	5.57%

See Accompanying Notes to Financial Statements.

III-42

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Information Technology
Advantest	2,000	$55,621	0.03%
Axell	100	$4,222	0.00%
Brother Industries	46,200	$555,215	0.32%
Citizen Holdings	12,200	$68,811	0.04%
CMK ***	21,900	$187,361	0.11%
Dainippon Screen Manufacturing Co. ***	22,000	$83,543	0.05%
Hakuto	500	$4,875	0.00%
Hamamatsu Photo	35,800	$859,664	0.50%
Keyence	1,100	$235,640	0.14%
Konami	1,600	$32,702	0.02%
Konica Minolta Holdings	6,000	$57,028	0.03%
Kyocera	4,600	$427,967	0.25%
Mabuchi Motor	2,400	$122,500	0.07%
Megachips	4,100	$88,883	0.05%
Mitsumi Electric	21,100	$456,713	0.27%
Nichicon	900	$11,530	0.01%
Nidec	700	$56,994	0.03%
Nihon Unisys	19,100	$172,366	0.10%
Nintendo	100	$25,688	0.02%
Nippon Chemi-Con Corp. ***	80,000	$391,355	0.23%
Omron	41,700	$788,963	0.46%
Oracle	100	$4,468	0.00%
Otsuka Shokai	2,400	$143,944	0.08%
Ricoh	27,000	$394,438	0.23%
Rohm	5,500	$385,771	0.23%
Shimadzu	7,000	$50,818	0.03%
Shinko Shoji	100	$860	0.00%
Square Enix Holdings Co.	5,200	$141,129	0.08%
Tamura ***	3,000	$10,353	0.01%
TKC	1,000	$21,891	0.01%
Tokyo Electron Ltd.	9,400	$601,575	0.35%
Toshiba Tec ***	9,000	$42,218	0.02%
Yamatake	9,000	$203,049	0.12%
Total Information Technology		$6,688,155	3.89%

Materials
Chugoku Paints	17,000	$107,087	0.06%
Dainichiseika	25,000	$82,928	0.05%
Dowa Holding	1,000	$6,076	0.00%
Mitsubishi Gas Chemical Co.	27,000	$147,160	0.09%
Mitsubishi Materials Corp. ***	56,000	$155,113	0.09%
Nihon Yamamura Glass	6,000	$20,104	0.01%
Nippon Kayaku	4,000	$35,517	0.02%
Nippon Yakin	13,500	$67,549	0.04%
Nittetsu Mining	21,000	$113,051	0.07%

See Accompanying Notes to Financial Statements.

III-43

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

NPN Chemical Industrial Co.	45,000	$126,654	0.07%
Osaka Steel	400	$7,032	0.00%
Sakata INX Corp.	1,000	$4,367	0.00%
Sumitomo Metal	74,000	$182,655	0.11%
Sumitomo Osaka Cement	65,000	$123,414	0.07%
Sumitomo Pipe & Tube	200	$1,173	0.00%
Taiyo Nippon Sanso	38,000	$453,700	0.27%
Toagosei	27,000	$91,975	0.05%
Tokuyama	17,000	$124,934	0.07%
Tokyo Rope Manufacturing	15,000	$54,113	0.03%
Tokyo Steel Manufacturing	13,200	$162,171	0.09%
Topy Industries	68,000	$150,377	0.09%
Toray Industries	53,000	$322,019	0.19%
Tosoh	147,000	$372,692	0.22%
Toyo Ink Manufacturing	20,000	$75,054	0.04%
Yamato Kogyo	14,100	$398,425	0.23%
Total Materials		$3,385,340	1.96%

Telecommunication Services
Nippon T&T Adr	2,154	$49,607	0.03%
NTT Docomo Inc.	3,245	$51,466	0.03%
Okinawa Cellular	3	$6,011	0.00%
Total Telecommunication Services		$107,084	0.06%

Utilities
Toho Gas	1,000	$4,579	0.00%
Tokyo Gas	68,000	$283,286	0.17%
Total Utilities		$287,865	0.17%

Total Japan		$31,876,477	18.61%

Luxembourg
Energy
Acergy SA Adr	9,864	$124,582	0.07%
Total Energy		$124,582	0.07%

Mexico
Consumer Staples
Coca Cola Femsa SAB De CV Adr	344	$16,546	0.01%
Total Consumer Staples		$16,546	0.01%

Netherlands
Energy
Core Laboratories NV Co.	1,920	$197,933	0.12%
Total Energy		$197,933	0.12%

See Accompanying Notes to Financial Statements.

III-44

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

Financials
ING Groep NV Adr	15,816	$281,999	0.16%
Total Financials		$281,999	0.16%

Information Technology
STMicroelectronics NV Adr	354	$3,338	0.00%
Total Information Technology		$3,338	0.00%

Total Netherlands		$483,270	0.28%

People's Republic Of China
Information Technology
Sina Corp.***	18,297	$694,554	0.41%
Total Information Technology		$694,554	0.41%

Peru
Materials
Compania De Minas Buenaventura Adr	12,843	$452,202	0.26%
Total Materials		$452,202	0.26%

Puerto Rico
Financials
Oriental Financial Group Inc.	641	$8,141	0.00%
Total Financials		$8,141	0.00%

Health Care
Triple-S Management Corp. ***	1,961	$32,886	0.02%
Total Health Care		$32,886	0.02%

Total Puerto Rico		$41,027	0.02%

Russia
Consumer Staples
Wimm Bill Dann	467	$33,395	0.02%
Total Consumer Staples		$33,395	0.02%

Telecommunication Services
Vimpel Communications Adr	7,801	$145,879	0.09%
Total Telecommunication Services		$145,879	0.09%

Total Russia		$179,274	0.11%

South Africa
Materials
Harmony Gold Mining Co.Ltd Adr	237	$2,593	0.00%
Total Materials		$2,593	0.00%

See Accompanying Notes to Financial Statements.

III-45

The Campbell Multi-Strategy Trust
Complete Schedule of Investments
September 30, 2009 (unaudited)

South Korea
Telecommunication Services
SK Telecom Co.	21,172	$369,451	0.22%
Total Telecommunication Services		$369,451	0.22%

Utilities
Korea Electric Power	51,944	$791,627	0.46%
Total Utilities		$791,627	0.46%

Total South Korea		$1,161,078	0.68%

Switzerland
Health Care
Alcon Inc.	502	$69,612	0.04%
Novartis Inc.	25,669	$1,293,204	0.77%
Total Health Care		$1,362,816	0.81%

Total Common Stocks (Non-United States)
(proceeds - $40,909,740)		$41,463,116	24.25%

Total investment securities sold short		$97,351,897	56.94%
(proceeds - $96,292,975)

*	Non-income producing security.
**	Pledged as collateral for the trading of futures, forward and option positions.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III-46

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Note 1.   PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date.  Gains or losses are realized when contracts are liquidated.  Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities.  The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period.  The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.  Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B.	Investment Securities

Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date.  Securities transactions are recorded on the trade date.  Realized gains and losses from security transactions are determined using the identified cost method.  Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction.  Other securities brokerage fees and stock loan fees are recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest is recorded on the accrual basis.  U.S. government securities are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

C.	Options

The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

D.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

E.	Accounting Standards Codification 820 Disclosure

As of January 1, 2008, the Trust adopted the provisions of Accounting Standards Codification 820, Fair Value Measurement and Disclosures (formerly FASB No. 157, “Fair Value Measurements”), or ASC 820. ASC 820 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the nine-month period ended September 30, 2009, the Trust did not have any Level 3 assets or liabilities.

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2009.

	Fair Value at September 30, 2009

Description	Level 1	Level 2	Level 3	Total

Investments

Investment securities	$97,295,626	$7,999,804	$0	$105,295,430

Investment securities sold short	(97,351,897)	0	0	(97,351,897)

Other Financial Instruments

Exchange traded futures contracts	470,333	0	0	470,333

Forward currency contracts	0	6,488,642	0	6,488,642

Options purchased	0	162,922	0	162,922

Options written	0	(120,195)	0	(120,195)

Total	$414,062	$14,531,173	$0	$14,945,235

Note 2.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at September 30, 2009 was as follows:

Investment securities	105,295,430
Securities sold short	(97,351,897)
Purchased options on forward currency contracts	162,922
Written options on forward currency contracts	(120,195)
Open forward currency contracts	5,988,226
Open futures contracts	63,992

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value.  Net unrealized appreciation for federal income tax purposes was $906,757 (gross unrealized appreciation was $1,196,326 and gross unrealized depreciation was $289,569).

NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Item 2. Controls and Procedures

a)
The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 30, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	November 30, 2009

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 30, 2009